UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Indxx Medical Devices ETF
MDEV | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust Indxx Medical Devices ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDEV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Medical Devices ETF	$36	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$3,345,738
Total number of portfolio holdings	50
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Koninklijke Philips N.V.	3.0%
WuXi AppTec Co., Ltd., Class H	2.9%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
Globus Medical, Inc., Class A	2.6%
Olympus Corp.	2.5%
Insulet Corp.	2.5%
ResMed, Inc.	2.4%
Hoya Corp.	2.4%
Smith & Nephew PLC	2.4%
Intuitive Surgical, Inc.	2.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MDEV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Nasdaq Bank ETF
FTXO | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust Nasdaq Bank ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Bank ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$108,997,542
Total number of portfolio holdings	51
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Citigroup, Inc.	8.1%
Bank of America Corp.	7.9%
U.S. Bancorp	7.8%
Wells Fargo & Co.	7.8%
JPMorgan Chase & Co.	7.6%
M&T Bank Corp.	4.2%
PNC Financial Services Group (The), Inc.	4.0%
Citizens Financial Group, Inc.	3.8%
Fifth Third Bancorp	3.7%
First Citizens BancShares, Inc., Class A	3.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart BanksTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Nasdaq Food & Beverage ETF
FTXG | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust Nasdaq Food & Beverage ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Food & Beverage ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$33,343,734
Total number of portfolio holdings	31
Portfolio turnover rate	9%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mondelez International, Inc., Class A	8.1%
Coca-Cola (The) Co.	7.8%
PepsiCo, Inc.	7.7%
Archer-Daniels-Midland Co.	7.7%
Kraft Heinz (The) Co.	6.9%
Constellation Brands, Inc., Class A	4.2%
Molson Coors Beverage Co., Class B	4.0%
Corteva, Inc.	4.0%
General Mills, Inc.	4.0%
Hershey (The) Co.	3.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart Food & BeverageTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Nasdaq Oil & Gas ETF
FTXN | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust Nasdaq Oil & Gas ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Oil & Gas ETF	$29	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$170,933,352
Total number of portfolio holdings	44
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Chevron Corp.	8.2%
Exxon Mobil Corp.	8.2%
ConocoPhillips	7.6%
EOG Resources, Inc.	6.6%
Marathon Petroleum Corp.	6.0%
Kinder Morgan, Inc.	4.2%
Phillips 66	3.9%
Schlumberger N.V.	3.8%
Valero Energy Corp.	3.8%
Occidental Petroleum Corp.	3.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart Oil & GasTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Nasdaq Pharmaceuticals ETF
FTXH | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Pharmaceuticals ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$17,301,171
Total number of portfolio holdings	51
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bristol-Myers Squibb Co.	7.6%
AbbVie, Inc.	7.4%
Pfizer, Inc.	7.3%
Johnson & Johnson	7.2%
Merck & Co., Inc.	7.1%
Zoetis, Inc.	3.9%
Gilead Sciences, Inc.	3.9%
Cardinal Health, Inc.	3.6%
Amgen, Inc.	3.6%
Viatris, Inc.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart PharmaceuticalsTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Nasdaq Semiconductor ETF
FTXL | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust Nasdaq Semiconductor ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Semiconductor ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$1,441,739,873
Total number of portfolio holdings	32
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Intel Corp.	8.4%
Broadcom, Inc.	8.4%
Applied Materials, Inc.	8.1%
NVIDIA Corp.	8.1%
QUALCOMM, Inc.	7.7%
Micron Technology, Inc.	4.3%
Lam Research Corp.	3.9%
Analog Devices, Inc.	3.9%
Microchip Technology, Inc.	3.9%
Texas Instruments, Inc.	3.8%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart SemiconductorTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Nasdaq Transportation ETF
FTXR | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust Nasdaq Transportation ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Transportation ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$32,117,277
Total number of portfolio holdings	42
Portfolio turnover rate	14%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tesla, Inc.	9.3%
United Parcel Service, Inc., Class B	8.1%
Union Pacific Corp.	7.3%
Ford Motor Co.	7.2%
General Motors Co.	6.9%
United Airlines Holdings, Inc.	4.9%
Delta Air Lines, Inc.	4.6%
United Rentals, Inc.	4.2%
PACCAR, Inc.	3.9%
CSX Corp.	3.8%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart TransportationTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust S-Network E-Commerce ETF
ISHP | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust S-Network E-Commerce ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ISHP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network E-Commerce ETF	$33	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$5,170,145
Total number of portfolio holdings	62
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JD Health International, Inc.	2.4%
Meituan, Class B	2.2%
JD.com, Inc., ADR	2.1%
DoorDash, Inc., Class A	2.0%
Alibaba Group Holding Ltd., ADR	2.0%
Carvana Co.	2.0%
ZOZO, Inc.	2.0%
PayPal Holdings, Inc.	1.9%
KE Holdings, Inc., ADR	1.9%
Zillow Group, Inc., Class C	1.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ISHP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Global E-Commerce IndexTM (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

Emerging Markets Equity Select ETF
RNEM | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Emerging Markets Equity Select ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RNEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Select ETF	$40(1)	0.77%(1) (2)
(1)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.75%.
(2)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$19,396,861
Total number of portfolio holdings	273
Portfolio turnover rate	29%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Air China Ltd., Class H	3.2%
Bosideng International Holdings Ltd.	3.2%
Tata Consultancy Services Ltd.	3.0%
Reliance Industries Ltd.	2.7%
Bajaj Finserv Ltd.	2.1%
HDFC Bank Ltd.	2.1%
Axis Bank Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Grasim Industries Ltd.	1.8%
State Bank of India	1.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RNEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Riskalyze and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth, and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze Emerging MarketsTM Index (“Riskalyze Index”) is a product of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE EMERGING MARKETSTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.

First Trust Bloomberg Shareholder
Yield ETF
SHRY | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust Bloomberg Shareholder Yield ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SHRY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Shareholder Yield ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$20,644,419
Total number of portfolio holdings	51
Portfolio turnover rate	82%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Altria Group, Inc.	5.1%
Comcast Corp., Class A	4.7%
Hartford Financial Services Group (The), Inc.	3.4%
Lowe’s Cos., Inc.	3.4%
HP, Inc.	3.3%
Cigna Group (The)	3.1%
General Mills, Inc.	3.1%
Aflac, Inc.	3.1%
MetLife, Inc.	2.9%
Kroger (The) Co.	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SHRY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Shareholder Yield Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

First Trust S&P 500 Diversified
Dividend Aristocrats ETF
KNGZ | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust S&P 500 Diversified Dividend Aristocrats ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNGZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Dividend Aristocrats ETF	$26	0.50%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$39,520,101
Total number of portfolio holdings	97
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	4.5%
Verizon Communications, Inc.	3.7%
Corning, Inc.	3.6%
HP, Inc.	3.5%
Texas Instruments, Inc.	3.4%
Hewlett Packard Enterprise Co.	3.1%
Interpublic Group of (The) Cos., Inc.	2.4%
Microchip Technology, Inc.	2.2%
Accenture PLC, Class A	2.2%
Bristol-Myers Squibb Co.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/KNGZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Sector-Neutral Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust SMID Capital Strength ETF
FSCS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust SMID Capital Strength ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Capital Strength ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$21,112,307
Total number of portfolio holdings	101
Portfolio turnover rate	116%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Erie Indemnity Co., Class A	1.3%
Kellanova	1.3%
CommVault Systems, Inc.	1.2%
F5, Inc.	1.2%
eBay, Inc.	1.1%
RenaissanceRe Holdings Ltd.	1.1%
Clorox (The) Co.	1.1%
Molina Healthcare, Inc.	1.1%
Curtiss-Wright Corp.	1.1%
Mueller Industries, Inc.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSCS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The SMID Capital Strength Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Small Cap US Equity Select ETF
RNSC | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Small Cap US Equity Select ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RNSC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during and after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap US Equity Select ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$28,646,572
Total number of portfolio holdings	325
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
National HealthCare Corp.	2.7%
LeMaitre Vascular, Inc.	2.6%
Premier, Inc., Class A	2.5%
CONMED Corp.	2.4%
U.S. Physical Therapy, Inc.	2.1%
Patterson Cos., Inc.	2.1%
Bank of America Corp.	2.1%
Clear Secure, Inc., Class A	2.0%
Progress Software Corp.	1.4%
CSG Systems International, Inc.	1.4%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RNSC or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective on or around December 4, 2024, the Small Cap US Equity Select ETF will change its name to First Trust SMID Growth Strength ETF (FSGS) and its Index to The SMID Growth Strength Index.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RNSC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Riskalyze and Nasdaq Riskalyze US Small CapTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth, and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze US Small CapTM Index (“Riskalyze Index”) is a product of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE US SMALL CAPTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.

First Trust S-Network Streaming
& Gaming ETF
BNGE | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust S-Network Streaming & Gaming ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BNGE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Streaming & Gaming ETF	$36	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$5,302,719
Total number of portfolio holdings	47
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Spotify Technology S.A.	5.3%
Flutter Entertainment PLC	5.1%
Tencent Holdings Ltd.	5.0%
Netflix, Inc.	4.7%
JOYY, Inc., ADR	4.7%
NetEase, Inc., ADR	4.4%
Sony Group Corp.	4.4%
Walt Disney (The) Co.	4.3%
Electronic Arts, Inc.	4.3%
NVIDIA Corp.	4.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BNGE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Streaming & Gaming Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

First Trust Bloomberg R&D Leaders ETF
RND | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the First Trust Bloomberg R&D Leaders ETF (the “Fund”) for the period of April 30, 2024 (commencement of investment operations) to September 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg R&D Leaders ETF	$28(1)	0.60%(2)
(1)	The Fund commenced investment operations on April 30, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$2,334,907
Total number of portfolio holdings	50
Portfolio turnover rate	4%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Meta Platforms, Inc., Class A	8.7%
Apple, Inc.	8.5%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.4%
Microsoft Corp.	7.4%
Tesla, Inc.	5.1%
Eli Lilly & Co.	3.8%
Caterpillar, Inc.	3.7%
Philip Morris International, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RND to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg R&D Leaders Select Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VI (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Period Ended September 30, 2024

First Trust Exchange-Traded Fund VI

First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
First Trust S-Network E-Commerce ETF (ISHP)
Emerging Markets Equity Select ETF (RNEM)
First Trust Bloomberg Shareholder Yield ETF (SHRY)
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
First Trust SMID Capital Strength ETF (FSCS) (formerly known as Mid Cap US Equity Select ETF (RNMC))
Small Cap US Equity Select ETF (RNSC)
First Trust S-Network Streaming & Gaming ETF (BNGE)
First Trust Bloomberg R&D Leaders ETF (RND)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Financial Statements and Other Information
September 30, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Banks — 99.7%
13,122	Ameris Bancorp	$818,682
8,023	Axos Financial, Inc. (a)	504,486
5,235	BancFirst Corp.	550,984
10,630	Bancorp (The), Inc. (a)	568,705
215,286	Bank of America Corp.	8,542,548
26,131	Bank OZK	1,123,372
15,831	BankUnited, Inc.	576,882
11,563	BOK Financial Corp.	1,209,721
14,681	Cathay General Bancorp	630,549
140,053	Citigroup, Inc.	8,767,318
101,892	Citizens Financial Group, Inc.	4,184,704
46,815	Columbia Banking System, Inc.	1,222,340
10,863	Commerce Bancshares, Inc.	645,262
9,108	Community Financial System, Inc.	528,902
7,509	Cullen/Frost Bankers, Inc.	839,957
19,512	East West Bancorp, Inc.	1,614,423
94,287	Fifth Third Bancorp	4,039,255
26,054	First BanCorp	551,563
2,160	First Citizens BancShares, Inc., Class A	3,976,452
21,044	First Financial Bancorp	530,940
15,232	First Financial Bankshares, Inc.	563,736
120,571	First Horizon Corp.	1,872,468
31,310	Fulton Financial Corp.	567,650
16,706	Hancock Whitney Corp.	854,846
32,136	Home BancShares, Inc.	870,564
267,348	Huntington Bancshares, Inc.	3,930,016
9,143	International Bancshares Corp.	546,660
39,025	JPMorgan Chase & Co.	8,228,812
167,892	KeyCorp	2,812,191
25,486	M&T Bank Corp.	4,539,566
63,396	Old National Bancorp	1,182,969
3,169	Park National Corp.	532,329
13,791	Pinnacle Financial Partners, Inc.	1,351,104
23,699	PNC Financial Services Group (The), Inc.	4,380,760
11,799	Popular, Inc.	1,183,086
22,705	Prosperity Bancshares, Inc.	1,636,349
158,907	Regions Financial Corp.	3,707,300
6,872	ServisFirst Bancshares, Inc.	552,852
13,449	SouthState Corp.	1,306,974
23,450	Synovus Financial Corp.	1,042,822
185,749	U.S. Bancorp	8,494,302
7,063	UMB Financial Corp.	742,392
28,968	United Bankshares, Inc.	1,074,713
15,191	WaFd, Inc.	529,406
41,825	Webster Financial Corp.	1,949,463
150,041	Wells Fargo & Co.	8,475,816
16,708	Western Alliance Bancorp	1,445,075
Shares	Description	Value

	Banks (Continued)
10,817	Wintrust Financial Corp.	$1,173,969
10,681	WSFS Financial Corp.	544,624
24,309	Zions Bancorp N.A.	1,147,871
	Total Common Stocks	108,667,730
	(Cost $96,408,486)
MONEY MARKET FUNDS — 0.1%
87,052	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	87,052
	(Cost $87,052)

	Total Investments — 99.8%	108,754,782
	(Cost $96,495,538)
	Net Other Assets and Liabilities — 0.2%	242,760
	Net Assets — 100.0%	$108,997,542

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 108,667,730	$ 108,667,730	$ —	$ —
Money Market Funds	87,052	87,052	—	—
Total Investments	$108,754,782	$108,754,782	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 33.7%
8,557	Brown-Forman Corp., Class B	$421,004
36,167	Coca-Cola (The) Co.	2,598,961
402	Coca-Cola Consolidated, Inc.	529,193
5,445	Constellation Brands, Inc., Class A	1,403,122
26,294	Keurig Dr Pepper, Inc.	985,499
23,406	Molson Coors Beverage Co., Class B	1,346,313
22,956	Monster Beverage Corp. (a)	1,197,615
3,651	National Beverage Corp.	171,378
15,161	PepsiCo, Inc.	2,578,128
		11,231,213
	Chemicals — 4.0%
22,870	Corteva, Inc.	1,344,527
	Consumer Staples Distribution & Retail — 2.1%
11,157	US Foods Holding Corp. (a)	686,155
	Food Products — 59.5%
42,974	Archer-Daniels-Midland Co.	2,567,267
12,927	Bunge Global S.A.	1,249,265
2,289	Cal-Maine Foods, Inc.	171,309
12,996	Campbell Soup Co.	635,764
39,724	Conagra Brands, Inc.	1,291,825
10,002	Flowers Foods, Inc.	230,746
18,129	General Mills, Inc.	1,338,827
6,788	Hershey (The) Co.	1,301,803
24,034	Hormel Foods Corp.	761,878
5,838	Ingredion, Inc.	802,316
969	J & J Snack Foods Corp.	166,784
6,667	J.M. Smucker (The) Co.	807,374
12,896	Kellanova	1,040,836
65,898	Kraft Heinz (The) Co.	2,313,679
8,551	McCormick & Co., Inc.	703,747
36,499	Mondelez International, Inc., Class A	2,688,881
4,847	Post Holdings, Inc. (a)	561,040
20,378	Tyson Foods, Inc., Class A	1,213,714
		19,847,055
	Personal Care Products — 0.5%
2,948	BellRing Brands, Inc. (a)	179,002
	Total Common Stocks	33,287,952
	(Cost $35,199,770)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
27,278	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	$27,278
	(Cost $27,278)

	Total Investments — 99.9%	33,315,230
	(Cost $35,227,048)
	Net Other Assets and Liabilities — 0.1%	28,504
	Net Assets — 100.0%	$33,343,734

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 33,287,952	$ 33,287,952	$ —	$ —
Money Market Funds	27,278	27,278	—	—
Total Investments	$33,315,230	$33,315,230	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 11.9%
44,544	Archrock, Inc.	$901,571
84,324	Baker Hughes Co.	3,048,313
15,139	Cactus, Inc., Class A	903,344
137,420	Halliburton Co.	3,992,051
51,239	Liberty Energy, Inc.	978,152
50,709	NOV, Inc.	809,823
33,387	Oceaneering International, Inc. (a)	830,335
156,835	Schlumberger N.V.	6,579,228
10,160	Tidewater, Inc. (a)	729,386
14,758	Valaris Ltd. (a)	822,758
8,586	Weatherford International PLC	729,123
		20,324,084
	Oil, Gas & Consumable Fuels — 88.0%
60,600	Antero Midstream Corp.	912,030
118,310	APA Corp.	2,893,862
33,473	Cheniere Energy, Inc.	6,019,784
95,073	Chevron Corp.	14,001,401
13,356	Chord Energy Corp.	1,739,352
32,567	CNX Resources Corp. (a)	1,060,707
123,616	ConocoPhillips	13,014,293
131,321	Coterra Energy, Inc.	3,145,138
35,448	CVR Energy, Inc.	816,368
157,059	Devon Energy Corp.	6,144,148
33,011	Diamondback Energy, Inc.	5,691,096
12,238	DT Midstream, Inc.	962,641
91,266	EOG Resources, Inc.	11,219,329
119,266	Exxon Mobil Corp.	13,980,361
6,212	Gulfport Energy Corp. (a)	940,186
48,436	HF Sinclair Corp.	2,158,793
326,058	Kinder Morgan, Inc.	7,202,621
38,873	Magnolia Oil & Gas Corp., Class A	949,279
62,531	Marathon Petroleum Corp.	10,186,925
41,612	Matador Resources Co.	2,056,465
37,152	Northern Oil & Gas, Inc.	1,315,552
123,430	Occidental Petroleum Corp.	6,361,582
54,269	ONEOK, Inc.	4,945,534
99,257	Ovintiv, Inc.	3,802,536
223,342	Permian Resources Corp.	3,039,685
50,125	Phillips 66	6,588,931
38,650	SM Energy Co.	1,544,841
23,382	Targa Resources Corp.	3,460,770
1,037	Texas Pacific Land Corp.	917,475
47,933	Valero Energy Corp.	6,472,393
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
18,930	Viper Energy, Inc.	$853,932
133,496	Williams (The) Cos., Inc.	6,094,092
		150,492,102
	Total Common Stocks	170,816,186
	(Cost $168,647,323)
MONEY MARKET FUNDS — 0.1%
105,618	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	105,618
	(Cost $105,618)

	Total Investments — 100.0%	170,921,804
	(Cost $168,752,941)
	Net Other Assets and Liabilities — 0.0%	11,548
	Net Assets — 100.0%	$170,933,352

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 170,816,186	$ 170,816,186	$ —	$ —
Money Market Funds	105,618	105,618	—	—
Total Investments	$170,921,804	$170,921,804	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 40.9%
6,489	AbbVie, Inc.	$1,281,448
5,336	ACADIA Pharmaceuticals, Inc. (a)	82,068
5,111	ADMA Biologics, Inc. (a)	102,169
6,301	Alkermes PLC (a)	176,365
421	Alnylam Pharmaceuticals, Inc. (a)	115,788
1,908	Amgen, Inc.	614,777
1,287	Arcellx, Inc. (a)	107,477
2,011	Avidity Biosciences, Inc. (a)	92,365
3,111	Biogen, Inc. (a)	603,036
1,089	BioMarin Pharmaceutical, Inc. (a)	76,546
926	Blueprint Medicines Corp. (a)	85,655
1,434	Exact Sciences Corp. (a)	97,684
5,368	Exelixis, Inc. (a)	139,300
8,063	Gilead Sciences, Inc.	676,002
3,708	Halozyme Therapeutics, Inc. (a)	212,246
1,347	Incyte Corp. (a)	89,037
1,157	Insmed, Inc. (a)	84,461
1,855	Ionis Pharmaceuticals, Inc. (a)	74,311
453	Krystal Biotech, Inc. (a)	82,460
1,829	Kymera Therapeutics, Inc. (a)	86,567
3,123	Myriad Genetics, Inc. (a)	85,539
1,898	Neurocrine Biosciences, Inc. (a)	218,687
2,886	Protagonist Therapeutics, Inc. (a)	129,870
538	Regeneron Pharmaceuticals, Inc. (a)	565,567
7,233	Roivant Sciences Ltd. (a)	83,469
652	Sarepta Therapeutics, Inc. (a)	81,428
3,766	TG Therapeutics, Inc. (a)	88,087
2,046	Twist Bioscience Corp. (a)	92,438
1,693	United Therapeutics Corp. (a)	606,686
1,713	Vericel Corp. (a)	72,374
178	Vertex Pharmaceuticals, Inc. (a)	82,784
1,380	Viking Therapeutics, Inc. (a)	87,368
		7,074,059
	Health Care Providers & Services — 3.6%
5,651	Cardinal Health, Inc.	624,548
	Life Sciences Tools & Services — 4.1%
2,107	Charles River Laboratories International, Inc. (a)	415,016
899	Medpace Holdings, Inc. (a)	300,086
		715,102
	Pharmaceuticals — 51.3%
10,215	Amneal Pharmaceuticals, Inc. (a)	84,989
25,504	Bristol-Myers Squibb Co.	1,319,577
2,506	Corcept Therapeutics, Inc. (a)	115,978
Shares	Description	Value

	Pharmaceuticals (Continued)
21,875	Elanco Animal Health, Inc. (a)	$321,344
663	Eli Lilly & Co.	587,378
1,207	Intra-Cellular Therapies, Inc. (a)	88,316
4,661	Jazz Pharmaceuticals PLC (a)	519,282
7,681	Johnson & Johnson	1,244,783
10,755	Merck & Co., Inc.	1,221,338
26,658	Organon & Co.	509,967
6,065	Perrigo Co. PLC	159,085
43,914	Pfizer, Inc.	1,270,871
1,982	Prestige Consumer Healthcare, Inc. (a)	142,902
52,729	Viatris, Inc.	612,184
3,471	Zoetis, Inc.	678,164
		8,876,158
	Total Common Stocks	17,289,867
	(Cost $17,364,995)
MONEY MARKET FUNDS — 0.1%
12,842	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	12,842
	(Cost $12,842)

	Total Investments — 100.0%	17,302,709
	(Cost $17,377,837)
	Net Other Assets and Liabilities — (0.0)%	(1,538)
	Net Assets — 100.0%	$17,301,171

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,289,867	$ 17,289,867	$ —	$ —
Money Market Funds	12,842	12,842	—	—
Total Investments	$17,302,709	$17,302,709	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Electronic Equipment, Instruments & Components — 3.8%
578,883	Avnet, Inc.	$31,439,136
260,999	Coherent Corp. (a)	23,205,421
		54,644,557
	Semiconductors & Semiconductor Equipment — 96.2%
241,584	Advanced Micro Devices, Inc. (a)	39,639,103
1,719,828	Amkor Technology, Inc.	52,626,737
243,642	Analog Devices, Inc.	56,079,079
580,117	Applied Materials, Inc.	117,212,640
66,259	Axcelis Technologies, Inc. (a)	6,947,256
702,824	Broadcom, Inc.	121,237,140
151,298	Cirrus Logic, Inc. (a)	18,792,725
148,537	FormFactor, Inc. (a)	6,832,702
43,094	Impinj, Inc. (a)	9,330,713
5,192,100	Intel Corp.	121,806,666
69,825	KLA Corp.	54,073,178
69,691	Lam Research Corp.	56,873,431
157,473	Lattice Semiconductor Corp. (a)	8,357,092
66,320	MACOM Technology Solutions Holdings, Inc. (a)	7,378,763
614,254	Marvell Technology, Inc.	44,299,998
696,409	Microchip Technology, Inc.	55,914,679
594,523	Micron Technology, Inc.	61,657,980
27,544	Monolithic Power Systems, Inc.	25,464,428
958,649	NVIDIA Corp.	116,418,334
223,190	NXP Semiconductors N.V.	53,567,832
734,775	ON Semiconductor Corp. (a)	53,352,013
34,008	Onto Innovation, Inc. (a)	7,058,700
303,212	Qorvo, Inc. (a)	31,321,800
652,789	QUALCOMM, Inc.	111,006,769
187,440	Rambus, Inc. (a)	7,913,717
165,316	Semtech Corp. (a)	7,548,329
522,100	Skyworks Solutions, Inc.	51,567,817
203,884	Teradyne, Inc.	27,306,184
266,945	Texas Instruments, Inc.	55,142,829
		1,386,728,634
	Total Common Stocks	1,441,373,191
	(Cost $1,155,029,292)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
686,687	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	$686,687
	(Cost $686,687)

	Total Investments — 100.0%	1,442,059,878
	(Cost $1,155,715,979)
	Net Other Assets and Liabilities — (0.0)%	(320,005)
	Net Assets — 100.0%	$1,441,739,873

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,441,373,191	$ 1,441,373,191	$ —	$ —
Money Market Funds	686,687	686,687	—	—
Total Investments	$1,442,059,878	$1,442,059,878	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 13.0%
1,503	C.H. Robinson Worldwide, Inc.	$165,886
2,224	Expeditors International of Washington, Inc.	292,233
4,100	FedEx Corp.	1,122,088
19,058	United Parcel Service, Inc., Class B	2,598,368
		4,178,575
	Automobile Components — 6.1%
12,187	Aptiv PLC (a)	877,586
16,186	BorgWarner, Inc.	587,390
1,372	Dorman Products, Inc. (a)	155,201
6,680	Gentex Corp.	198,329
1,537	Visteon Corp. (a)	146,384
		1,964,890
	Automobiles — 23.4%
218,933	Ford Motor Co.	2,311,933
49,214	General Motors Co.	2,206,756
11,442	Tesla, Inc. (a)	2,993,570
		7,512,259
	Distributors — 3.2%
4,384	Genuine Parts Co.	612,357
10,647	LKQ Corp.	425,028
		1,037,385
	Ground Transportation — 23.5%
35,744	CSX Corp.	1,234,240
3,334	J.B. Hunt Transport Services, Inc.	574,548
852	Landstar System, Inc.	160,917
4,782	Norfolk Southern Corp.	1,188,327
3,491	Old Dominion Freight Line, Inc.	693,452
5,467	RXO, Inc. (a)	153,076
6,057	Ryder System, Inc.	883,111
9,566	Union Pacific Corp.	2,357,828
2,716	XPO, Inc. (a)	291,997
		7,537,496
	Machinery — 8.6%
3,367	Allison Transmission Holdings, Inc.	323,468
1,647	Federal Signal Corp.	153,929
1,442	Oshkosh Corp.	144,503
12,736	PACCAR, Inc.	1,256,788
5,296	Trinity Industries, Inc.	184,513
3,885	Westinghouse Air Brake Technologies Corp.	706,176
		2,769,377
Shares	Description	Value

	Marine Transportation — 1.5%
2,029	Kirby Corp. (a)	$248,411
1,715	Matson, Inc.	244,593
		493,004
	Oil, Gas & Consumable Fuels — 0.7%
4,316	International Seaways, Inc.	222,533
	Passenger Airlines — 11.6%
28,829	Delta Air Lines, Inc.	1,464,225
3,655	SkyWest, Inc. (a)	310,748
12,195	Southwest Airlines Co.	361,338
27,814	United Airlines Holdings, Inc. (a)	1,587,067
		3,723,378
	Trading Companies & Distributors — 8.3%
14,140	Air Lease Corp.	640,400
1,380	GATX Corp.	182,781
3,070	Herc Holdings, Inc.	489,450
1,653	United Rentals, Inc.	1,338,484
		2,651,115
	Total Common Stocks	32,090,012
	(Cost $31,139,062)
MONEY MARKET FUNDS — 0.1%
26,052	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	26,052
	(Cost $26,052)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$429	Bank of America Corp., 4.86% (b), dated 09/30/24, due 10/01/24, with a maturity value of $429. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $438. (c)	429
	(Cost $429)

	Total Investments — 100.0%	32,116,493
	(Cost $31,165,543)
	Net Other Assets and Liabilities — 0.0%	784
	Net Assets — 100.0%	$32,117,277

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 32,090,012	$ 32,090,012	$ —	$ —
Money Market Funds	26,052	26,052	—	—
Repurchase Agreements	429	—	429	—
Total Investments	$32,116,493	$32,116,064	$429	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$429
Non-cash Collateral(2)	(429)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At September 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Air Freight & Logistics — 4.3%
1,747	DHL Group (EUR)	$77,846
256	FedEx Corp.	70,062
554	United Parcel Service, Inc., Class B	75,532
		223,440
	Broadline Retail — 20.6%
975	Alibaba Group Holding Ltd., ADR	103,467
8,183	Allegro.eu S.A. (PLN) (b) (c) (d)	74,006
393	Amazon.com, Inc. (c)	73,228
3,543	Coupang, Inc. (c)	86,981
1,418	eBay, Inc.	92,326
2,675	JD.com, Inc., ADR	107,000
45	MercadoLibre, Inc. (c)	92,338
388	Naspers Ltd., Class N (ZAR)	94,205
665	Next PLC (GBP)	86,969
550	PDD Holdings, Inc., ADR (c)	74,145
2,118	Prosus N.V. (EUR)	92,562
13,400	Rakuten Group, Inc. (JPY) (c)	86,297
		1,063,524
	Commercial Services & Supplies — 1.4%
1,397	Copart, Inc. (c)	73,203
	Consumer Staples Distribution & Retail — 4.1%
27,942	JD Health International, Inc. (HKD) (b) (c) (d)	125,802
1,097	Walmart, Inc.	88,583
		214,385
	Electronic Equipment, Instruments & Components — 1.7%
233	Zebra Technologies Corp., Class A (c)	86,284
	Financial Services — 10.4%
62	Adyen N.V. (EUR) (b) (c) (d)	96,801
273	Corpay, Inc. (c)	85,383
1,013	Fidelity National Information Services, Inc.	84,839
506	Fiserv, Inc. (c)	90,903
791	Global Payments, Inc.	81,014
1,277	PayPal Holdings, Inc. (c)	99,644
		538,584
	Ground Transportation — 1.5%
1,042	Uber Technologies, Inc. (c)	78,317
Shares	Description	Value

	Hotels, Restaurants & Leisure — 10.5%
525	Airbnb, Inc., Class A (c)	$66,575
19	Booking Holdings, Inc.	80,030
727	DoorDash, Inc., Class A (c)	103,765
595	Expedia Group, Inc. (c)	88,072
5,105	Meituan, Class B (HKD) (b) (c) (d)	112,951
1,554	Trip.com Group Ltd., ADR (c)	92,354
		543,747
	Industrial REITs — 1.6%
636	Prologis, Inc.	80,314
	Interactive Media & Services — 21.5%
413	Alphabet, Inc., Class A	68,496
7,279	Auto Trader Group PLC (GBP) (b) (d)	84,452
761	Baidu, Inc., ADR (c)	80,126
3,249	CAR Group Ltd. (AUD)	84,142
12,550	Kuaishou Technology (HKD) (b) (c) (d)	88,549
30,100	LY Corp. (JPY)	87,813
149	Meta Platforms, Inc., Class A	85,294
600	NAVER Corp. (KRW)	77,724
6,796	Nebius Group N.V. (c) (e) (f) (g)	0
1,819	Pinterest, Inc., Class A (c)	58,881
563	REA Group Ltd. (AUD)	78,235
10,587	Rightmove PLC (GBP)	87,389
973	Scout24 SE (EUR) (b) (d)	83,669
5,629	SEEK Ltd. (AUD)	96,706
4,679	Snap, Inc., Class A (c)	50,065
		1,111,541
	IT Services — 1.8%
1,173	Shopify, Inc., Class A (c)	94,004
	Marine Transportation — 3.2%
47	A.P. Moller - Maersk A/S, Class B (DKK)	79,029
50,000	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	83,871
		162,900
	Real Estate Management & Development — 5.3%
1,019	CoStar Group, Inc. (c)	76,874
5,000	KE Holdings, Inc., ADR	99,550
1,551	Zillow Group, Inc., Class C (c)	99,031
		275,455
	Specialty Retail — 8.7%
891	Best Buy Co., Inc.	92,040
961	CarMax, Inc. (c)	74,362
590	Carvana Co. (c)	102,725
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail (Continued)
499	Williams-Sonoma, Inc.	$77,305
2,800	ZOZO, Inc. (JPY)	101,578
		448,010
	Textiles, Apparel & Luxury Goods — 1.4%
265	Lululemon Athletica, Inc. (c)	71,908
	Wireless Telecommunication Services — 1.7%
24,659	Taiwan Mobile Co., Ltd. (TWD)	89,608
	Total Common Stocks	5,155,224
	(Cost $4,634,691)
MONEY MARKET FUNDS — 0.1%
3,863	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (h)	3,863
	(Cost $3,863)

	Total Investments — 99.8%	5,159,087
	(Cost $4,638,554)
	Net Other Assets and Liabilities — 0.2%	11,058
	Net Assets — 100.0%	$5,170,145

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
USD	61.8%
HKD	8.0
EUR	6.8
JPY	5.4
AUD	5.0
GBP	5.0
ZAR	1.8
TWD	1.8
DKK	1.5
KRW	1.5
PLN	1.4
Total	100.0%

Country Allocation†	% of Net Assets
United States	49.1%
Cayman Islands	17.1
Japan	5.4
Australia	5.0
United Kingdom	5.0
Netherlands	3.7
Germany	3.1
South Africa	1.8
Canada	1.8
Taiwan	1.8
China	1.6
Denmark	1.5
South Korea	1.5
Luxembourg	1.4
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Interactive Media & Services	$ 1,111,541	$ 1,111,541	$ —	$ —**
Other Industry Categories*	4,043,683	4,043,683	—	—
Money Market Funds	3,863	3,863	—	—
Total Investments	$5,159,087	$5,159,087	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 101.2%
	Bermuda — 0.9%
255	Credicorp Ltd.	$46,147
132,000	Kunlun Energy Co., Ltd. (HKD)	136,180
		182,327
	Brazil — 8.4%
1,893	Allos S.A. (BRL)	7,593
28,256	Ambev S.A. (BRL)	67,843
11,122	Auren Energia S.A. (BRL)	21,355
13,392	Banco do Brasil S.A. (BRL)	66,816
26,586	Banco Santander Brasil S.A. (BRL)	138,550
23,316	BB Seguridade Participacoes S.A. (BRL)	151,939
22,010	CCR S.A. (BRL)	48,887
1,563	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	25,937
13,700	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	28,668
13,759	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	25,736
2,765	Energisa S.A. (BRL)	22,733
3,288	Engie Brasil Energia S.A. (BRL)	25,621
4,068	Equatorial Energia S.A. (BRL)	24,269
21,889	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	145,091
72,213	Itausa S.A. (Preference Shares) (BRL)	146,740
35,372	Klabin S.A. (BRL)	135,639
1,769	Multiplan Empreendimentos Imobiliarios S.A. (BRL)	8,329
24,240	Porto Seguro S.A. (BRL)	162,232
12,894	Raia Drogasil S.A. (BRL)	60,332
13,665	Rumo S.A. (BRL)	50,168
12,696	Suzano S.A. (BRL)	126,874
1,693	Telefonica Brasil S.A. (BRL)	17,347
4,812	TIM S.A. (BRL)	16,544
3,645	Transmissora Alianca de Energia Eletrica S.A. (BRL)	22,910
7,963	WEG S.A. (BRL)	79,503
		1,627,656
	Cayman Islands — 3.2%
1,090,000	Bosideng International Holdings Ltd. (HKD)	625,353
	Chile — 0.6%
458,260	Banco de Chile (CLP)	58,448
Shares	Description	Value

	Chile (Continued)
7,191	Falabella S.A. (CLP) (c)	$26,628
927	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	38,454
		123,530
	China — 13.8%
275,214	Agricultural Bank of China Ltd., Class H (HKD)	129,573
1,122,000	Air China Ltd., Class H (HKD) (c)	626,392
16,000	Anhui Conch Cement Co., Ltd., Class H (HKD)	47,029
280,930	Bank of China Ltd., Class H (HKD)	132,626
177,094	Bank of Communications Co., Ltd., Class H (HKD)	135,773
107,820	CGN Power Co., Ltd., Class H (HKD) (d) (e)	41,609
218,159	China CITIC Bank Corp., Ltd., Class H (HKD)	139,193
193,027	China Construction Bank Corp., Class H (HKD)	146,002
193,821	China Petroleum & Chemical Corp., Class H (HKD)	120,673
27,936	China Shenhua Energy Co., Ltd., Class H (HKD)	125,955
1,581,002	China Tower Corp., Ltd., Class H (HKD) (d) (e)	209,476
6,598	Fuyao Glass Industry Group Co., Ltd., Class H (HKD) (d) (e)	44,347
230,566	Industrial & Commercial Bank of China Ltd., Class H (HKD)	137,619
45,735	Nongfu Spring Co., Ltd., Class H (HKD) (d) (e)	201,205
363,325	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	173,394
88,752	PICC Property & Casualty Co., Ltd., Class H (HKD)	131,521
222,000	Postal Savings Bank of China Co., Ltd., Class H (HKD) (d) (e)	132,791
		2,675,178
	Czech Republic — 0.3%
784	CEZ A/S (CZK)	30,478
517	Komercni Banka A/S (CZK)	18,215
		48,693
	Egypt — 0.1%
9,575	Commercial International Bank - Egypt (EGP)	16,758
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Hong Kong — 1.5%
43,163	BOC Hong Kong Holdings Ltd. (HKD)	$138,253
82,000	China Everbright Environment Group Ltd. (HKD)	39,556
28,000	China Merchants Port Holdings Co., Ltd. (HKD)	44,590
78,000	China Power International Development Ltd. (HKD)	37,225
14,000	China Resources Power Holdings Co., Ltd. (HKD)	37,999
		297,623
	Hungary — 0.4%
1,170	OTP Bank Nyrt (HUF)	61,169
634	Richter Gedeon Nyrt (HUF)	19,522
		80,691
	India — 36.4%
8,722	Asian Paints Ltd. (INR)	346,491
27,555	Axis Bank Ltd. (INR)	405,164
17,554	Bajaj Finserv Ltd. (INR)	413,372
8,784	Bata India Ltd. (INR)	150,909
16,948	Bharti Airtel Ltd. (INR)	345,740
399	Bosch Ltd. (INR)	179,399
1,800	Britannia Industries Ltd. (INR)	136,140
16,895	Dabur India Ltd. (INR)	126,045
2,612	Dr. Reddy’s Laboratories Ltd. (INR)	210,441
10,855	Grasim Industries Ltd. (INR)	362,115
19,929	HDFC Bank Ltd. (INR)	411,903
3,903	Hindustan Unilever Ltd. (INR)	137,781
26,393	ICICI Bank Ltd. (INR)	400,928
20,634	ITC Ltd. (INR)	127,582
16,161	Kotak Mahindra Bank Ltd. (INR)	357,533
951	Maruti Suzuki India Ltd. (INR)	150,229
90	MRF Ltd. (INR)	148,759
3,370	Nestle India Ltd. (INR)	108,174
8,043	Pidilite Industries Ltd. (INR)	322,425
15,296	Reliance Industries Ltd. (INR)	539,030
38,354	State Bank of India (INR)	360,605
9,924	Sun Pharmaceutical Industries Ltd. (INR)	228,166
11,727	Tata Consultancy Services Ltd. (INR)	597,326
3,152	Titan Co., Ltd. (INR)	143,830
2,547	UltraTech Cement Ltd. (INR)	358,702
		7,068,789
	Indonesia — 2.9%
93,964	Adaro Energy Indonesia Tbk PT (IDR)	23,646
103,081	Aneka Tambang Tbk (IDR)	10,077
Shares	Description	Value

	Indonesia (Continued)
98,329	Astra International Tbk PT (IDR)	$32,798
159,955	Bank Central Asia Tbk PT (IDR)	109,084
222,283	Bank Mandiri Persero Tbk PT (IDR)	101,672
273,144	Bank Negara Indonesia Persero Tbk PT (IDR)	96,521
266,372	Bank Rakyat Indonesia Persero Tbk PT (IDR)	87,090
174,765	Barito Pacific Tbk PT (IDR)	12,120
4,552,192	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	19,844
72,337	Merdeka Copper Gold Tbk PT (IDR) (c)	12,996
256,167	Telkom Indonesia Persero Tbk PT (IDR)	50,590
6,822	United Tractors Tbk PT (IDR)	12,234
		568,672
	Luxembourg — 0.1%
1,599	Allegro.eu S.A. (PLN) (c) (d) (e)	14,461
	Malaysia — 2.5%
38,900	AMMB Holdings Bhd (MYR)	47,169
24,500	CIMB Group Holdings Bhd (MYR)	47,829
15,900	Dialog Group Bhd (MYR)	8,290
8,700	Gamuda Bhd (MYR)	17,048
10,400	Genting Bhd (MYR)	10,669
17,900	Genting Malaysia Bhd (MYR)	10,505
10,300	IHH Healthcare Bhd (MYR)	17,885
12,200	Inari Amertron Bhd (MYR)	8,580
16,800	Malayan Banking Bhd (MYR)	42,698
4,600	Malaysia Airports Holdings Bhd (MYR)	11,669
48,000	Press Metal Aluminium Holdings Bhd (MYR)	58,901
38,600	Public Bank Bhd (MYR)	42,686
28,700	RHB Bank Bhd (MYR)	43,013
18,700	Sime Darby Bhd (MYR)	11,156
13,200	Sunway Bhd (MYR)	13,445
16,200	Telekom Malaysia Bhd (MYR)	26,401
6,900	Tenaga Nasional Bhd (MYR)	24,163
29,900	YTL Corp. Bhd (MYR)	18,200
20,300	YTL Power International Bhd (MYR)	18,018
		478,325
	Mexico — 5.5%
13,186	Alsea S.A.B. de C.V. (MXN)	36,257
174,429	America Movil S.A.B. de C.V., Series B (MXN)	143,069
4,964	Arca Continental S.A.B. de C.V. (MXN)	46,413
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Mexico (Continued)
15,567	Banco del Bajio S.A. (MXN) (d) (e)	$36,384
59,770	Cemex S.A.B. de C.V., Series CPO (MXN)	36,609
5,616	Coca-Cola Femsa S.A.B. de C.V. (MXN)	49,714
4,951	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	13,364
11,633	Fibra Uno Administracion S.A. de C.V. (MXN)	13,541
4,177	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	41,231
2,899	Gruma S.A.B. de C.V., Class B (MXN)	53,832
5,366	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	45,340
3,284	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	57,024
1,702	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	48,179
11,478	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	39,500
5,920	Grupo Carso S.A.B. de C.V., Series A1 (MXN)	36,651
5,719	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	40,518
19,729	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	44,688
17,300	Grupo Mexico S.A.B. de C.V., Series B (MXN)	96,446
23,335	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	37,734
4,414	Prologis Property Mexico S.A. de C.V. (MXN)	14,439
5,214	Qualitas Controladora S.A.B. de C.V. (MXN)	40,772
6,162	Regional S.A.B. de C.V. (MXN)	35,773
16,134	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	48,484
		1,055,962
	Netherlands — 0.2%
1,565	NEPI Rockcastle N.V. (ZAR)	13,215
2,938	Pepco Group N.V. (PLN) (c) (e)	15,663
247	X5 Retail Group N.V., GDR (c) (e) (f) (g) (h)	0
		28,878
Shares	Description	Value

	Philippines — 1.7%
68,910	Ayala Land, Inc. (PHP)	$45,008
17,550	Bank of the Philippine Islands (PHP)	42,311
13,414	BDO Unibank, Inc. (PHP)	37,821
11,880	International Container Terminal Services, Inc. (PHP)	85,648
4,720	SM Investments Corp. (PHP)	80,523
67,900	SM Prime Holdings, Inc. (PHP)	39,138
		330,449
	Poland — 1.3%
1,065	Alior Bank S.A. (PLN)	25,644
574	Bank Polska Kasa Opieki S.A. (PLN)	21,907
38	Budimex S.A. (PLN)	5,899
452	CD Projekt S.A. (PLN)	20,451
233	Dino Polska S.A. (PLN) (c) (d) (e)	21,230
554	KGHM Polska Miedz S.A. (PLN)	22,936
3	LPP S.A. (PLN)	12,307
141	mBank S.A. (PLN) (c)	22,617
2,538	ORLEN S.A. (PLN)	36,840
1,758	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	25,568
2,137	Powszechny Zaklad Ubezpieczen S.A. (PLN)	23,363
183	Santander Bank Polska S.A. (PLN)	21,600
		260,362
	Russia — 0.0%
7,696	Alrosa PJSC (RUB) (c) (f) (g) (h)	0
40,399	Credit Bank of Moscow PJSC (RUB) (c) (f) (g) (h)	0
172,018	Inter RAO UES PJSC (RUB) (c) (f) (g) (h)	0
96	Magnit PJSC (RUB) (c) (f) (g) (h)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (f) (g) (h)	0
4,700	MMC Norilsk Nickel PJSC (RUB) (c) (f) (g) (h)	0
2,140	Mobile TeleSystems PJSC (RUB) (c) (f) (g) (h)	0
1,668	Moscow Exchange MICEX-RTS PJSC (RUB) (c) (f) (g) (h)	0
4,741	Novolipetsk Steel PJSC (RUB) (c) (f) (g) (h)	0
85	Polyus PJSC (RUB) (c) (f) (g) (h)	0
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Russia (Continued)
676	Severstal PAO (RUB) (c) (f) (g) (h)	$0
10,776	Sistema PJSFC (RUB) (c) (f) (g) (h)	0
3,253	Tatneft PJSC (RUB) (c) (f) (g) (h)	0
		0
	Singapore — 0.2%
4,300	BOC Aviation Ltd. (HKD) (d) (e)	35,567
	South Africa — 5.0%
4,281	Absa Group Ltd. (ZAR)	43,470
1,452	Aspen Pharmacare Holdings Ltd. (ZAR)	16,388
943	Bid Corp., Ltd. (ZAR)	24,165
1,141	Bidvest Group (The) Ltd. (ZAR)	19,336
303	Capitec Bank Holdings Ltd. (ZAR)	53,392
1,471	Clicks Group Ltd. (ZAR)	33,798
5,258	Discovery Ltd. (ZAR)	52,283
839	Exxaro Resources Ltd. (ZAR)	8,355
10,274	FirstRand Ltd. (ZAR)	49,391
2,059	Gold Fields Ltd. (ZAR)	32,037
18,179	Growthpoint Properties Ltd. (ZAR)	14,762
3,960	Harmony Gold Mining Co., Ltd. (ZAR)	40,830
1,439	Mr Price Group Ltd. (ZAR)	22,506
6,682	MTN Group Ltd. (ZAR)	35,515
723	Naspers Ltd., Class N (ZAR)	175,541
2,774	Nedbank Group Ltd. (ZAR)	48,001
5,540	Northam Platinum Holdings Ltd. (ZAR)	34,964
53,976	Old Mutual Ltd. (ZAR)	42,800
5,194	Remgro Ltd. (ZAR)	47,297
9,140	Sanlam Ltd. (ZAR)	46,553
4,274	Sasol Ltd. (ZAR)	28,708
1,760	Shoprite Holdings Ltd. (ZAR)	30,130
3,424	Standard Bank Group Ltd. (ZAR)	48,028
4,224	Woolworths Holdings Ltd. (ZAR)	16,652
		964,902
	Taiwan — 10.5%
40,316	Cathay Financial Holding Co., Ltd. (TWD)	84,718
110,608	Chang Hwa Commercial Bank Ltd. (TWD)	62,562
73,192	China Steel Corp. (TWD)	53,541
Shares	Description	Value

	Taiwan (Continued)
17,046	Chunghwa Telecom Co., Ltd. (TWD)	$67,599
73,418	E.Sun Financial Holding Co., Ltd. (TWD)	65,074
26,354	Far EasTone Telecommunications Co., Ltd. (TWD)	75,531
72,932	First Financial Holding Co., Ltd. (TWD)	63,146
31,690	Formosa Chemicals & Fibre Corp. (TWD)	43,510
101,233	Formosa Plastics Corp. (TWD)	171,139
29,547	Fubon Financial Holding Co., Ltd. (TWD)	84,403
85,572	Hua Nan Financial Holdings Co., Ltd. (TWD)	69,493
49,820	Mega Financial Holding Co., Ltd. (TWD)	61,869
165,844	Pou Chen Corp. (TWD)	189,445
5,996	President Chain Store Corp. (TWD)	55,893
40,566	Shanghai Commercial & Savings Bank Ltd. (The) (TWD)	49,479
248,519	Shin Kong Financial Holding Co., Ltd. (TWD) (c)	94,628
92,859	SinoPac Financial Holdings Co., Ltd. (TWD)	71,156
47,926	TA Chen Stainless Pipe (TWD)	52,475
113,324	Taishin Financial Holding Co., Ltd. (TWD)	65,889
135,414	Taiwan Business Bank (TWD)	68,249
77,482	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	63,412
20,853	Taiwan Mobile Co., Ltd. (TWD)	75,778
216,950	TCC Group Holdings Co., Ltd. (TWD)	231,713
20,617	Uni-President Enterprises Corp. (TWD)	56,809
65,809	Yuanta Financial Holding Co., Ltd. (TWD)	65,920
		2,043,431
	Thailand — 4.1%
4,800	Advanced Info Service PCL (THB)	38,785
15,800	Airports of Thailand PCL (THB)	31,426
6,400	Bangkok Bank PCL (THB)	29,934
44,600	Bangkok Dusit Medical Services PCL (THB)	41,582
128,100	Bangkok Expressway & Metro PCL (THB)	32,445
5,700	Bumrungrad Hospital PCL (THB)	47,651
11,800	Central Pattana PCL (THB)	24,570
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Thailand (Continued)
47,100	Charoen Pokphand Foods PCL (THB)	$35,130
15,900	CP ALL PCL (THB)	32,366
34,100	Gulf Energy Development PCL (THB) (e)	60,406
92,900	Home Product Center PCL (THB)	30,026
14,300	Intouch Holdings PCL (THB)	41,108
7,200	Kasikornbank PCL (THB)	33,564
52,200	Krung Thai Bank PCL (THB)	33,418
100,600	Land & Houses PCL (THB)	20,009
29,600	Minor International PCL (THB)	25,987
5,600	PTT Exploration & Production PCL (THB)	22,799
47,800	PTT Oil & Retail Business PCL (THB) (d) (e)	26,145
25,200	PTT PCL (THB)	26,627
7,800	SCB X PCL (THB)	26,422
4,100	Siam Cement (The) PCL (THB)	30,708
65,700	Thai Beverage PCL (SGD)	27,348
14,400	Thai Oil PCL (THB)	22,935
8,900	Tisco Financial Group PCL (THB)	26,691
487,900	TMBThanachart Bank PCL (THB)	29,871
		797,953
	Turkey — 1.6%
11,418	Akbank T.A.S. (TRY)	20,567
2,133	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	12,244
2,628	Arcelik A/S (TRY) (c)	11,089
4,335	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	7,511
903	BIM Birlesik Magazalar A/S (TRY)	13,104
6,204	Coca-Cola Icecek A/S (TRY)	10,341
1,148	Enerjisa Enerji A/S (TRY) (d) (e)	1,989
6,988	Enka Insaat ve Sanayi A/S (TRY)	9,257
6,948	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY)	10,870
344	Ford Otomotiv Sanayi A/S (TRY)	9,234
6,474	Haci Omer Sabanci Holding A/S (TRY)	18,429
4,603	KOC Holding A/S (TRY)	25,332
12,619	Koza Altin Isletmeleri A/S (TRY) (c)	8,568
786	Migros Ticaret A/S (TRY)	10,343
Shares	Description	Value

	Turkey (Continued)
4,020	Oyak Cimento Fabrikalari A/S (TRY) (c)	$7,817
2,339	Pegasus Hava Tasimaciligi A/S (TRY) (i)	16,367
54,984	Sasa Polyester Sanayi A/S (TRY) (i)	6,914
1,404	Tofas Turk Otomobil Fabrikasi A/S (TRY)	8,847
1,306	Turk Hava Yollari AO (TRY) (c)	10,884
246	Turk Traktor ve Ziraat Makineleri A/S (TRY)	5,079
5,771	Turkcell Iletisim Hizmetleri A/S (TRY)	16,065
46,896	Turkiye Is Bankasi A/S, Class C (TRY)	19,281
5,180	Turkiye Petrol Rafinerileri A/S (TRY)	23,509
5,259	Turkiye Sise ve Cam Fabrikalari A/S (TRY)	6,628
19,537	Yapi ve Kredi Bankasi A/S (TRY)	17,665
		307,934
	Total Common Stocks	19,633,494
	(Cost $17,062,213)
MONEY MARKET FUNDS — 0.1%
8,941	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (j)	8,941
	(Cost $8,941)

	Total Investments — 101.3%	19,642,435
	(Cost $17,071,154)
	Net Other Assets and Liabilities — (1.3)%	(245,574)
	Net Assets — 100.0%	$19,396,861

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Non-income producing security which makes payment-in- kind distributions.
(j)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
INR	36.0%
HKD	19.2
TWD	10.4
BRL	8.3
MXN	5.4
ZAR	5.0
THB	3.9
IDR	2.9
MYR	2.4
PHP	1.7
TRY	1.6
PLN	1.5
CLP	0.6
HUF	0.4
USD	0.3
CZK	0.2
SGD	0.1
EGP	0.1
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 28,878	$ 28,878	$ —	$ —**
Russia	—**	—	—	—**
Thailand	797,953	27,348	770,605	—
Other Country Categories*	18,806,663	18,806,663	—	—
Money Market Funds	8,941	8,941	—	—
Total Investments	$19,642,435	$18,871,830	$770,605	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.7%
949	Lockheed Martin Corp.	$554,747
	Capital Markets — 3.7%
1,669	Blackstone, Inc.	255,574
2,268	CME Group, Inc.	500,434
		756,008
	Chemicals — 1.8%
966	Sherwin-Williams (The) Co.	368,693
	Consumer Staples Distribution & Retail — 2.7%
9,840	Kroger (The) Co.	563,832
	Electronic Equipment, Instruments & Components — 1.8%
2,514	TE Connectivity PLC	379,589
	Energy Equipment & Services — 1.5%
7,131	Schlumberger N.V.	299,146
	Financial Services — 2.6%
492	Mastercard, Inc., Class A	242,950
1,031	Visa, Inc., Class A	283,473
		526,423
	Food Products — 3.1%
8,588	General Mills, Inc.	634,224
	Ground Transportation — 4.0%
12,376	CSX Corp.	427,343
1,579	Union Pacific Corp.	389,192
		816,535
	Health Care Equipment & Supplies — 5.0%
3,008	Abbott Laboratories	342,942
1,089	Becton Dickinson & Co.	262,558
4,658	Medtronic PLC	419,360
		1,024,860
	Health Care Providers & Services — 6.9%
1,847	Cigna Group (The)	639,875
1,148	HCA Healthcare, Inc.	466,582
653	McKesson Corp.	322,856
		1,429,313
	Hotels, Restaurants & Leisure — 4.5%
1,416	McDonald’s Corp.	431,186
5,057	Starbucks Corp.	493,007
		924,193
	Household Products — 5.5%
3,125	Colgate-Palmolive Co.	324,406
Shares	Description	Value

	Household Products (Continued)
2,976	Kimberly-Clark Corp.	$423,425
2,229	Procter & Gamble (The) Co.	386,063
		1,133,894
	Insurance — 14.6%
5,636	Aflac, Inc.	630,105
1,230	Aon PLC, Class A	425,568
1,042	Chubb Ltd.	300,502
5,971	Hartford Financial Services Group (The), Inc.	702,249
7,253	MetLife, Inc.	598,228
1,537	Travelers (The) Cos., Inc.	359,842
		3,016,494
	Interactive Media & Services — 1.3%
932	Alphabet, Inc., Class A	154,572
198	Meta Platforms, Inc., Class A	113,343
		267,915
	IT Services — 0.8%
487	Accenture PLC, Class A	172,145
	Machinery — 2.1%
1,651	Illinois Tool Works, Inc.	432,678
	Media — 6.8%
1,351	Charter Communications, Inc., Class A (a)	437,832
23,222	Comcast Corp., Class A	969,983
		1,407,815
	Oil, Gas & Consumable Fuels — 4.9%
4,166	EOG Resources, Inc.	512,126
22,956	Kinder Morgan, Inc.	507,098
		1,019,224
	Pharmaceuticals — 1.4%
2,472	Merck & Co., Inc.	280,720
	Professional Services — 1.5%
1,155	Automatic Data Processing, Inc.	319,623
	Semiconductors & Semiconductor Equipment — 4.7%
609	Applied Materials, Inc.	123,048
206	KLA Corp.	159,528
257	Lam Research Corp.	209,733
4,413	Microchip Technology, Inc.	354,320
714	QUALCOMM, Inc.	121,416
		968,045
	Software — 0.8%
337	Adobe, Inc. (a)	174,492
See Notes to Financial Statements

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 5.3%
997	Home Depot (The), Inc.	$403,985
2,571	Lowe’s Cos., Inc.	696,355
		1,100,340
	Technology Hardware, Storage & Peripherals — 4.7%
1,223	Apple, Inc.	284,959
19,066	HP, Inc.	683,897
		968,856
	Tobacco — 5.1%
20,700	Altria Group, Inc.	1,056,528
	Total Common Stocks	20,596,332
	(Cost $18,610,249)
MONEY MARKET FUNDS — 0.0%
11,844	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	11,844
	(Cost $11,844)

	Total Investments — 99.8%	20,608,176
	(Cost $18,622,093)
	Net Other Assets and Liabilities — 0.2%	36,243
	Net Assets — 100.0%	$20,644,419

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 20,596,332	$ 20,596,332	$ —	$ —
Money Market Funds	11,844	11,844	—	—
Total Investments	$20,608,176	$20,608,176	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.0%
671	L3Harris Technologies, Inc.	$159,611
403	Lockheed Martin Corp.	235,577
		395,188
	Air Freight & Logistics — 1.6%
2,364	C.H. Robinson Worldwide, Inc.	260,914
2,855	United Parcel Service, Inc., Class B	389,251
		650,165
	Banks — 1.0%
2,248	M&T Bank Corp.	400,414
	Biotechnology — 1.3%
2,551	AbbVie, Inc.	503,771
	Capital Markets — 5.0%
339	BlackRock, Inc.	321,884
1,283	CME Group, Inc.	283,094
26,231	Franklin Resources, Inc.	528,555
4,470	Northern Trust Corp.	402,434
4,068	T. Rowe Price Group, Inc.	443,127
		1,979,094
	Chemicals — 1.7%
467	Air Products and Chemicals, Inc.	139,045
1,673	CF Industries Holdings, Inc.	143,543
1,521	Eastman Chemical Co.	170,276
3,137	FMC Corp.	206,854
		659,718
	Containers & Packaging — 0.6%
22,476	Amcor PLC	254,653
	Distributors — 1.7%
2,983	Genuine Parts Co.	416,666
668	Pool Corp.	251,702
		668,368
	Diversified Telecommunication Services — 3.7%
32,357	Verizon Communications, Inc.	1,453,153
	Electric Utilities — 2.3%
1,297	American Electric Power Co., Inc.	133,072
1,756	Edison International	152,930
1,160	Entergy Corp.	152,668
2,652	Evergy, Inc.	164,450
2,459	Eversource Energy	167,335
1,696	Pinnacle West Capital Corp.	150,249
		920,704
	Electrical Equipment — 0.4%
1,287	Emerson Electric Co.	140,759
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 6.5%
4,935	Amphenol Corp., Class A	$321,565
31,890	Corning, Inc.	1,439,833
5,256	TE Connectivity PLC	793,603
		2,555,001
	Food Products — 3.6%
10,674	Conagra Brands, Inc.	347,118
3,747	General Mills, Inc.	276,716
7,610	Hormel Foods Corp.	241,237
4,391	Kellanova	354,398
3,738	Tyson Foods, Inc., Class A	222,635
		1,442,104
	Ground Transportation — 1.0%
875	Norfolk Southern Corp.	217,438
746	Union Pacific Corp.	183,874
		401,312
	Health Care Equipment & Supplies — 2.5%
2,455	Abbott Laboratories	279,895
852	Becton Dickinson & Co.	205,417
5,532	Medtronic PLC	498,046
		983,358
	Health Care Providers & Services — 4.1%
2,645	Cardinal Health, Inc.	292,325
616	Cigna Group (The)	213,407
9,568	CVS Health Corp.	601,636
1,894	Quest Diagnostics, Inc.	294,044
366	UnitedHealth Group, Inc.	213,993
		1,615,405
	Hotels, Restaurants & Leisure — 1.1%
1,448	McDonald’s Corp.	440,930
	Household Durables — 1.2%
1,492	Garmin Ltd.	262,637
1,107	Lennar Corp., Class A	207,540
		470,177
	Household Products — 0.6%
1,626	Kimberly-Clark Corp.	231,347
	Insurance — 6.0%
2,573	Aflac, Inc.	287,661
2,472	Cincinnati Financial Corp.	336,489
595	Everest Group Ltd.	233,139
4,508	MetLife, Inc.	371,820
4,677	Principal Financial Group, Inc.	401,754
3,890	Prudential Financial, Inc.	471,079
1,076	Travelers (The) Cos., Inc.	251,913
		2,353,855
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 6.7%
2,467	Accenture PLC, Class A	$872,035
7,998	International Business Machines Corp.	1,768,198
		2,640,233
	Leisure Products — 2.1%
11,277	Hasbro, Inc.	815,553
	Machinery — 2.6%
664	Cummins, Inc.	214,997
761	Illinois Tool Works, Inc.	199,435
812	Snap-on, Inc.	235,244
3,616	Stanley Black & Decker, Inc.	398,230
		1,047,906
	Media — 6.0%
16,544	Comcast Corp., Class A	691,043
30,539	Interpublic Group of (The) Cos., Inc.	965,949
6,845	Omnicom Group, Inc.	707,704
		2,364,696
	Oil, Gas & Consumable Fuels — 3.4%
1,965	Chevron Corp.	289,385
8,929	Coterra Energy, Inc.	213,849
1,690	EOG Resources, Inc.	207,752
2,098	Exxon Mobil Corp.	245,928
4,321	ONEOK, Inc.	393,773
		1,350,687
	Personal Care Products — 0.9%
15,670	Kenvue, Inc.	362,447
	Pharmaceuticals — 3.9%
16,093	Bristol-Myers Squibb Co.	832,652
2,701	Johnson & Johnson	437,724
2,457	Merck & Co., Inc.	279,017
		1,549,393
	Professional Services — 1.2%
731	Automatic Data Processing, Inc.	202,290
2,066	Paychex, Inc.	277,236
		479,526
	Residential REITs — 1.0%
516	AvalonBay Communities, Inc.	116,229
407	Essex Property Trust, Inc.	120,236
929	Mid-America Apartment Communities, Inc.	147,618
		384,083
	Retail REITs — 0.9%
1,301	Federal Realty Investment Trust	149,576
3,373	Realty Income Corp.	213,916
		363,492
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 10.4%
3,417	Analog Devices, Inc.	$786,491
436	KLA Corp.	337,643
10,932	Microchip Technology, Inc.	877,730
4,495	QUALCOMM, Inc.	764,375
6,532	Texas Instruments, Inc.	1,349,315
		4,115,554
	Software — 0.8%
733	Microsoft Corp.	315,410
	Specialized REITs — 0.3%
684	Digital Realty Trust, Inc.	110,692
	Specialty Retail — 3.8%
7,119	Best Buy Co., Inc.	735,393
1,045	Home Depot (The), Inc.	423,434
1,261	Lowe’s Cos., Inc.	341,542
		1,500,369
	Technology Hardware, Storage & Peripherals — 6.6%
59,144	Hewlett Packard Enterprise Co.	1,210,086
38,916	HP, Inc.	1,395,917
		2,606,003
	Textiles, Apparel & Luxury Goods — 0.9%
3,867	NIKE, Inc., Class B	341,843
	Tobacco — 0.9%
2,980	Philip Morris International, Inc.	361,772
	Trading Companies & Distributors — 0.5%
2,841	Fastenal Co.	202,904
	Total Common Stocks	39,432,039
	(Cost $33,880,007)
MONEY MARKET FUNDS — 0.1%
33,896	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (a)	33,896
	(Cost $33,896)

	Total Investments — 99.9%	39,465,935
	(Cost $33,913,903)
	Net Other Assets and Liabilities — 0.1%	54,166
	Net Assets — 100.0%	$39,520,101

(a)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 39,432,039	$ 39,432,039	$ —	$ —
Money Market Funds	33,896	33,896	—	—
Total Investments	$39,465,935	$39,465,935	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 2.0%
719	Curtiss-Wright Corp.	$236,328
1,128	Woodward, Inc.	193,463
		429,791
	Air Freight & Logistics — 1.0%
1,657	Expeditors International of Washington, Inc.	217,730
	Automobile Components — 1.7%
5,976	Gentex Corp.	177,427
1,845	Visteon Corp. (a)	175,718
		353,145
	Banks — 8.3%
1,656	City Holding Co.	194,398
3,149	Commerce Bancshares, Inc.	187,051
1,752	Cullen/Frost Bankers, Inc.	195,979
9,642	First BanCorp	204,121
3,025	International Bancshares Corp.	180,865
4,561	OFG Bancorp	204,880
3,131	Pathward Financial, Inc.	206,677
2,381	Preferred Bank	191,075
3,638	Westamerica BanCorp	179,790
		1,744,836
	Biotechnology — 2.7%
3,023	Incyte Corp. (a)	199,820
1,367	Neurocrine Biosciences, Inc. (a)	157,506
605	United Therapeutics Corp. (a)	216,802
		574,128
	Broadline Retail — 1.1%
3,715	eBay, Inc.	241,884
	Building Products — 4.1%
2,263	A.O. Smith Corp.	203,285
1,604	Allegion PLC	233,767
477	Carlisle Cos., Inc.	214,531
1,647	UFP Industries, Inc.	216,103
		867,686
	Capital Markets — 10.3%
1,078	Cboe Global Markets, Inc.	220,850
828	Evercore, Inc., Class A	209,765
469	FactSet Research Systems, Inc.	215,670
5,766	Federated Hermes, Inc.	212,016
1,383	Houlihan Lokey, Inc.	218,542
1,650	Interactive Brokers Group, Inc., Class A	229,944
941	LPL Financial Holdings, Inc.	218,905
652	Morningstar, Inc.	208,066
1,696	PJT Partners, Inc., Class A	226,144
3,047	SEI Investments Co.	210,822
		2,170,724
Shares	Description	Value

	Chemicals — 3.1%
2,096	Cabot Corp.	$234,270
369	NewMarket Corp.	203,647
1,770	RPM International, Inc.	214,170
		652,087
	Commercial Services & Supplies — 5.0%
2,854	Brady Corp., Class A	218,702
874	Clean Harbors, Inc. (a)	211,254
1,046	MSA Safety, Inc.	185,498
4,027	Rollins, Inc.	203,686
4,929	Tetra Tech, Inc.	232,451
		1,051,591
	Communications Equipment — 1.2%
1,138	F5, Inc. (a)	250,588
	Containers & Packaging — 2.0%
905	Avery Dennison Corp.	199,788
1,041	Packaging Corp. of America	224,231
		424,019
	Distributors — 1.0%
1,440	Genuine Parts Co.	201,139
	Diversified Consumer Services — 0.9%
1,339	Grand Canyon Education, Inc. (a)	189,937
	Electric Utilities — 0.8%
2,147	Otter Tail Corp.	167,809
	Electronic Equipment, Instruments & Components — 1.0%
933	Insight Enterprises, Inc. (a)	200,959
	Financial Services — 2.0%
684	Corpay, Inc. (a)	213,928
5,313	NMI Holdings, Inc. (a)	218,842
		432,770
	Food Products — 3.3%
1,673	Ingredion, Inc.	229,920
3,435	Kellanova	277,239
1,082	Lancaster Colony Corp.	191,049
		698,208
	Ground Transportation — 1.0%
1,082	Landstar System, Inc.	204,357
	Health Care Providers & Services — 5.2%
367	Chemed Corp.	220,556
700	CorVel Corp. (a)	228,823
1,470	Ensign Group (The), Inc.	211,415
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
691	Molina Healthcare, Inc. (a)	$238,091
6,565	Option Care Health, Inc. (a)	205,485
		1,104,370
	Hotels, Restaurants & Leisure — 2.1%
1,394	Darden Restaurants, Inc.	228,797
1,161	Texas Roadhouse, Inc.	205,033
		433,830
	Household Products — 1.1%
1,473	Clorox (The) Co.	239,966
	Insurance — 10.7%
1,594	American Financial Group, Inc.	214,552
1,173	Assurant, Inc.	233,263
2,154	Brown & Brown, Inc.	223,154
1,645	Cincinnati Financial Corp.	223,918
528	Erie Indemnity Co., Class A	285,025
517	Everest Group Ltd.	202,576
127	Markel Group, Inc. (a)	199,210
801	Primerica, Inc.	212,385
882	RenaissanceRe Holdings Ltd.	240,257
3,880	W.R. Berkley Corp.	220,112
		2,254,452
	Interactive Media & Services — 0.9%
5,337	Yelp, Inc. (a)	187,222
	Machinery — 10.1%
2,744	Donaldson Co., Inc.	202,233
1,084	Dover Corp.	207,846
4,999	Enerpac Tool Group Corp.	209,408
2,429	Graco, Inc.	212,562
981	IDEX Corp.	210,424
1,451	ITT, Inc.	216,939
3,169	Mueller Industries, Inc.	234,823
842	Nordson Corp.	221,134
735	Snap-on, Inc.	212,937
1,014	Watts Water Technologies, Inc., Class A	210,091
		2,138,397
	Metals & Mining — 1.8%
655	Reliance, Inc.	189,433
1,550	Steel Dynamics, Inc.	195,424
		384,857
	Oil, Gas & Consumable Fuels — 2.4%
1,134	Chord Energy Corp.	147,681
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
4,113	HF Sinclair Corp.	$183,316
7,430	Magnolia Oil & Gas Corp., Class A	181,441
		512,438
	Professional Services — 5.9%
1,276	Booz Allen Hamilton Holding Corp.	207,682
5,863	ExlService Holdings, Inc. (a)	223,673
879	FTI Consulting, Inc. (a)	200,025
5,985	Genpact Ltd.	234,672
3,021	Robert Half, Inc.	203,646
6,628	Verra Mobility Corp. (a)	184,325
		1,254,023
	Software — 2.3%
1,644	CommVault Systems, Inc. (a)	252,929
1,630	InterDigital, Inc.	230,857
		483,786
	Specialty Retail — 0.9%
4,327	Valvoline, Inc. (a)	181,085
	Technology Hardware, Storage & Peripherals — 0.9%
1,578	NetApp, Inc.	194,899
	Textiles, Apparel & Luxury Goods — 1.1%
4,546	Steven Madden Ltd.	222,709
	Trading Companies & Distributors — 2.1%
977	Applied Industrial Technologies, Inc.	217,998
4,213	Rush Enterprises, Inc., Class A	222,573
		440,571
	Total Common Stocks	21,105,993
	(Cost $19,474,388)
MONEY MARKET FUNDS — 0.0%
9,176	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	9,176
	(Cost $9,176)

	Total Investments — 100.0%	21,115,169
	(Cost $19,483,564)
	Net Other Assets and Liabilities — (0.0)%	(2,862)
	Net Assets — 100.0%	$21,112,307

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,105,993	$ 21,105,993	$ —	$ —
Money Market Funds	9,176	9,176	—	—
Total Investments	$21,115,169	$21,115,169	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
2,403	Cadre Holdings, Inc.	$91,194
	Air Freight & Logistics — 0.8%
4,236	Forward Air Corp. (a)	149,954
1,873	Hub Group, Inc., Class A	85,128
		235,082
	Automobile Components — 1.3%
6,718	Dana, Inc.	70,942
788	LCI Industries	94,986
743	Patrick Industries, Inc.	105,781
2,069	Phinia, Inc.	95,236
		366,945
	Automobiles — 0.3%
1,502	Winnebago Industries, Inc.	87,281
	Banks — 11.5%
911	1st Source Corp.	54,551
2,308	Associated Banc-Corp.	49,714
1,486	Atlantic Union Bankshares Corp.	55,978
3,820	Banc of California, Inc.	56,269
557	BancFirst Corp.	58,624
853	Bank of Hawaii Corp.	53,543
1,668	BankUnited, Inc.	60,782
984	Banner Corp.	58,607
2,141	Berkshire Hills Bancorp, Inc.	57,657
1,294	Cathay General Bancorp	55,577
460	City Holding Co.	53,999
1,034	Community Financial System, Inc.	60,044
2,832	CVB Financial Corp.	50,466
3,492	Eastern Bankshares, Inc.	57,234
1,193	Enterprise Financial Services Corp.	61,153
1,251	FB Financial Corp.	58,709
1,530	First Bancorp	63,633
2,669	First BanCorp	56,503
2,017	First Busey Corp.	52,482
3,535	First Commonwealth Financial Corp.	60,625
2,197	First Financial Bancorp	55,430
2,352	First Hawaiian, Inc.	54,449
1,758	First Interstate BancSystem, Inc., Class A	53,935
1,467	First Merchants Corp.	54,572
2,875	Fulton Financial Corp.	52,124
1,561	Hilltop Holdings, Inc.	50,202
4,546	Hope Bancorp, Inc.	57,098
963	Independent Bank Corp.	56,942
853	International Bancshares Corp.	51,001
794	Lakeland Financial Corp.	51,705
Shares	Description	Value

	Banks (Continued)
1,393	Live Oak Bancshares, Inc.	$65,986
1,250	National Bank Holdings Corp., Class A	52,625
1,265	NBT Bancorp, Inc.	55,951
588	Nicolet Bankshares, Inc.	56,231
4,227	Northwest Bancshares, Inc.	56,557
3,073	OceanFirst Financial Corp.	57,127
1,304	OFG Bancorp	58,576
2,126	Pacific Premier Bancorp, Inc.	53,490
343	Park National Corp.	57,617
863	Pathward Financial, Inc.	56,967
1,627	Peoples Bancorp, Inc.	48,956
647	Preferred Bank	51,922
3,402	Provident Financial Services, Inc.	63,141
1,599	Renasant Corp.	51,968
1,462	S&T Bancorp, Inc.	61,360
2,004	Sandy Spring Bancorp, Inc.	62,866
2,065	Seacoast Banking Corp. of Florida	55,032
2,777	Simmons First National Corp., Class A	59,817
2,127	Stellar Bancorp, Inc.	55,068
983	Stock Yards Bancorp, Inc.	60,936
1,790	TowneBank	59,177
1,234	TriCo Bancshares	52,630
1,625	Trustmark Corp.	51,708
1,918	United Community Banks, Inc.	55,775
2,315	Veritex Holdings, Inc.	60,931
1,708	WaFd, Inc.	59,524
1,749	WesBanco, Inc.	52,085
1,006	Westamerica BanCorp	49,717
1,039	WSFS Financial Corp.	52,979
		3,310,327
	Beverages — 0.2%
556	MGP Ingredients, Inc. (a)	46,287
	Broadline Retail — 0.6%
3,541	Kohl’s Corp.	74,715
3,837	Nordstrom, Inc.	86,294
		161,009
	Building Products — 2.0%
1,284	Apogee Enterprises, Inc.	89,899
1,044	AZZ, Inc.	86,245
304	CSW Industrials, Inc.	111,382
1,263	Griffon Corp.	88,410
2,917	Quanex Building Products Corp.	80,947
1,607	Tecnoglass, Inc.	110,337
		567,220
	Capital Markets — 2.3%
1,183	Artisan Partners Asset Management, Inc., Class A	51,248
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
5,882	BGC Group, Inc., Class A	$53,997
1,485	Federated Hermes, Inc.	54,603
3,119	Golub Capital BDC, Inc.	47,128
212	Piper Sandler Cos.	60,168
452	PJT Partners, Inc., Class A	60,270
1,064	StepStone Group, Inc., Class A	60,467
1,178	TPG, Inc.	67,806
1,023	Victory Capital Holdings, Inc., Class A	56,674
2,175	Virtu Financial, Inc., Class A	66,250
216	Virtus Investment Partners, Inc.	45,241
4,927	WisdomTree, Inc.	49,221
		673,073
	Chemicals — 1.7%
639	Hawkins, Inc.	81,453
470	Innospec, Inc.	53,152
1,571	Koppers Holdings, Inc.	57,389
699	Minerals Technologies, Inc.	53,984
2,649	Orion S.A.	47,179
893	Scotts Miracle-Gro (The) Co.	77,423
783	Sensient Technologies Corp.	62,812
692	Stepan Co.	53,457
		486,849
	Commercial Services & Supplies — 2.4%
1,595	ABM Industries, Inc.	84,152
1,222	Brady Corp., Class A	93,642
1,808	HNI Corp.	97,343
3,250	Matthews International Corp., Class A	75,400
3,074	MillerKnoll, Inc.	76,112
6,282	Steelcase, Inc., Class A	84,744
470	UniFirst Corp.	93,366
6,595	Vestis Corp.	98,265
		703,024
	Construction & Engineering — 0.7%
1,301	Granite Construction, Inc.	103,143
1,617	Primoris Services Corp.	93,916
		197,059
	Construction Materials — 0.4%
1,107	United States Lime & Minerals, Inc.	108,110
	Consumer Finance — 1.1%
1,810	Bread Financial Holdings, Inc.	86,120
3,353	Navient Corp.	52,273
Shares	Description	Value

	Consumer Finance (Continued)
484	Nelnet, Inc., Class A	$54,828
2,348	PROG Holdings, Inc.	113,854
		307,075
	Consumer Staples Distribution & Retail — 0.8%
834	Andersons (The), Inc.	41,817
603	Ingles Markets, Inc., Class A	44,984
1,003	PriceSmart, Inc.	92,055
659	Weis Markets, Inc.	45,425
		224,281
	Containers & Packaging — 0.9%
1,403	Greif, Inc., Class A	87,912
7,125	Pactiv Evergreen, Inc.	82,009
3,155	TriMas Corp.	80,547
		250,468
	Diversified Consumer Services — 0.9%
116	Graham Holdings Co., Class B	95,320
3,801	Perdoceo Education Corp.	84,534
736	Strategic Education, Inc.	68,117
		247,971
	Diversified REITs — 0.8%
2,469	Alexander & Baldwin, Inc.	47,405
1,871	American Assets Trust, Inc.	49,993
2,638	Broadstone Net Lease, Inc.	49,990
4,464	Empire State Realty Trust, Inc., Class A	49,461
5,696	Global Net Lease, Inc.	47,960
		244,809
	Diversified Telecommunication Services — 0.4%
7,698	Shenandoah Telecommunications Co.	108,619
	Electric Utilities — 0.6%
5,731	Hawaiian Electric Industries, Inc. (b)	55,476
692	MGE Energy, Inc.	63,284
1,399	TXNM Energy, Inc.	61,234
		179,994
	Electrical Equipment — 0.4%
562	Powell Industries, Inc.	124,758
	Electronic Equipment, Instruments & Components — 4.1%
860	Belden, Inc.	100,732
6,648	CTS Corp.	321,630
1,552	Napco Security Technologies, Inc.	62,794
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
5,243	PC Connection, Inc.	$395,479
15,093	Vishay Intertechnology, Inc.	285,409
		1,166,044
	Energy Equipment & Services — 1.8%
4,828	Archrock, Inc.	97,719
4,898	Atlas Energy Solutions, Inc.	106,776
1,851	Cactus, Inc., Class A	110,449
3,581	Kodiak Gas Services, Inc.	103,849
15,619	RPC, Inc.	99,337
		518,130
	Financial Services — 1.4%
2,692	Cannae Holdings, Inc.	51,309
2,230	Compass Diversified Holdings	49,350
2,426	EVERTEC, Inc.	82,217
270	Federal Agricultural Mortgage Corp., Class C	50,601
1,414	HA Sustainable Infrastructure Capital, Inc.	48,741
1,204	Merchants Bancorp	54,132
497	Walker & Dunlop, Inc.	56,454
		392,804
	Food Products — 1.0%
677	Cal-Maine Foods, Inc.	50,667
1,893	Fresh Del Monte Produce, Inc.	55,919
255	J & J Snack Foods Corp.	43,891
1,353	Tootsie Roll Industries, Inc.	41,902
2,486	Utz Brands, Inc.	44,002
2,513	WK Kellogg Co.	42,998
		279,379
	Gas Utilities — 0.6%
487	Chesapeake Utilities Corp.	60,471
1,432	Northwest Natural Holding Co.	58,454
851	Spire, Inc.	57,264
		176,189
	Ground Transportation — 1.5%
753	ArcBest Corp.	81,663
6,541	Heartland Express, Inc.	80,323
4,371	Marten Transport Ltd.	77,367
3,338	Schneider National, Inc., Class B	95,267
2,251	Werner Enterprises, Inc.	86,866
		421,486
Shares	Description	Value

	Health Care Equipment & Supplies — 5.2%
9,871	CONMED Corp.	$709,922
8,317	LeMaitre Vascular, Inc.	772,566
		1,482,488
	Health Care Providers & Services — 9.7%
6,313	National HealthCare Corp.	793,986
28,370	Patterson Cos., Inc.	619,601
36,652	Premier, Inc., Class A	733,040
7,404	U.S. Physical Therapy, Inc.	626,600
		2,773,227
	Health Care REITs — 0.9%
1,668	CareTrust REIT, Inc.	51,474
1,214	LTC Properties, Inc.	44,542
9,714	Medical Properties Trust, Inc.	56,827
618	National Health Investors, Inc.	51,949
2,719	Sabra Health Care REIT, Inc.	50,601
		255,393
	Hotel & Resort REITs — 1.0%
4,955	DiamondRock Hospitality Co.	43,257
2,795	Park Hotels & Resorts, Inc.	39,409
3,045	Pebblebrook Hotel Trust	40,285
4,348	RLJ Lodging Trust	39,915
8,146	Service Properties Trust	37,146
4,003	Sunstone Hotel Investors, Inc.	41,311
2,922	Xenia Hotels & Resorts, Inc.	43,158
		284,481
	Hotels, Restaurants & Leisure — 3.4%
4,234	Bloomin’ Brands, Inc.	69,988
5,619	Bowlero Corp., Class A (a)	65,967
2,072	Cheesecake Factory (The), Inc.	84,020
1,931	Cracker Barrel Old Country Store, Inc. (a)	87,571
2,617	Golden Entertainment, Inc.	83,194
1,598	Jack in the Box, Inc.	74,371
7,567	Krispy Kreme, Inc.	81,269
932	Marriott Vacations Worldwide Corp.	68,483
1,195	Monarch Casino & Resort, Inc.	94,728
1,733	Papa John’s International, Inc.	93,357
1,482	Red Rock Resorts, Inc., Class A	80,680
1,810	Travel + Leisure Co.	83,405
		967,033
	Household Durables — 1.3%
997	Century Communities, Inc.	102,671
2,184	La-Z-Boy, Inc.	93,759
7,105	Leggett & Platt, Inc.	96,770
1,720	Worthington Enterprises, Inc.	71,294
		364,494
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.3%
1,400	Energizer Holdings, Inc.	$44,464
481	Spectrum Brands Holdings, Inc.	45,762
		90,226
	Independent Power and Renewable Electricity Producers — 0.2%
2,094	Clearway Energy, Inc., Class C	64,244
	Industrial REITs — 0.5%
383	Innovative Industrial Properties, Inc.	51,552
4,591	LXP Industrial Trust	46,139
1,958	Plymouth Industrial REIT, Inc.	44,251
		141,942
	Insurance — 1.2%
1,761	CNO Financial Group, Inc.	61,811
1,145	Employers Holdings, Inc.	54,926
1,497	Horace Mann Educators Corp.	52,320
919	Mercury General Corp.	57,878
651	Safety Insurance Group, Inc.	53,239
786	Stewart Information Services Corp.	58,746
		338,920
	Interactive Media & Services — 1.1%
8,697	Shutterstock, Inc.	307,613
	Machinery — 5.6%
466	Alamo Group, Inc.	83,940
955	Albany International Corp., Class A	84,852
1,948	Barnes Group, Inc.	78,719
2,335	Columbus McKinnon Corp.	84,060
2,112	Enerpac Tool Group Corp.	88,472
554	Enpro, Inc.	89,848
768	ESCO Technologies, Inc.	99,056
1,628	Greenbrier (The) Cos., Inc.	82,849
1,689	Helios Technologies, Inc.	80,565
2,015	Hillenbrand, Inc.	56,017
849	John Bean Technologies Corp.	83,635
3,426	Kennametal, Inc.	88,836
656	Lindsay Corp.	81,764
4,501	Mueller Water Products, Inc., Class A	97,672
3,240	REV Group, Inc.	90,914
500	Standex International Corp.	91,390
819	Tennant Co.	78,657
2,696	Trinity Industries, Inc.	93,928
3,693	Wabash National Corp.	70,869
		1,606,043
Shares	Description	Value

	Media — 1.3%
355	Cable One, Inc.	$124,175
2,000	John Wiley & Sons, Inc., Class A	96,500
2,295	Scholastic Corp.	73,463
5,841	TEGNA, Inc.	92,171
		386,309
	Metals & Mining — 1.7%
641	Arch Resources, Inc.	88,561
530	Carpenter Technology Corp.	84,577
11,981	Hecla Mining Co.	79,913
661	Kaiser Aluminum Corp.	47,936
537	Materion Corp.	60,069
2,980	Ryerson Holding Corp.	59,332
1,742	Worthington Steel, Inc.	59,245
		479,633
	Mortgage REITs — 1.8%
4,987	Apollo Commercial Real Estate Finance, Inc.	45,831
3,402	Arbor Realty Trust, Inc. (a)	52,935
3,814	Chimera Investment Corp.	60,376
6,088	Claros Mortgage Trust, Inc.	45,599
3,875	Franklin BSP Realty Trust, Inc.	50,608
4,325	Ladder Capital Corp.	50,170
4,589	MFA Financial, Inc.	58,372
3,551	PennyMac Mortgage Investment Trust	50,637
5,969	Ready Capital Corp. (a)	45,543
3,696	Two Harbors Investment Corp.	51,300
		511,371
	Multi-Utilities — 0.4%
1,494	Avista Corp.	57,893
1,032	Northwestern Energy Group, Inc.	59,051
		116,944
	Office REITs — 1.4%
1,673	COPT Defense Properties	50,742
3,146	Douglas Emmett, Inc.	55,275
3,385	Easterly Government Properties, Inc.	45,968
1,594	Highwoods Properties, Inc.	53,415
8,704	Hudson Pacific Properties, Inc.	41,605
2,749	JBG SMITH Properties	48,053
9,043	Paramount Group, Inc.	44,492
739	SL Green Realty Corp.	51,442
		390,992
	Oil, Gas & Consumable Fuels — 2.7%
1,834	California Resources Corp.	96,230
9,405	Comstock Resources, Inc. (a)	104,678
3,943	Delek US Holdings, Inc.	73,931
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,364	International Seaways, Inc.	$70,328
2,356	Kinetik Holdings, Inc.	106,633
4,135	Sitio Royalties Corp., Class A	86,173
2,601	Viper Energy, Inc.	117,331
3,784	World Kinect Corp.	116,963
		772,267
	Paper & Forest Products — 0.2%
847	Sylvamo Corp.	72,715
	Passenger Airlines — 0.3%
1,621	Allegiant Travel Co.	89,252
	Personal Care Products — 0.1%
1,029	Edgewell Personal Care Co.	37,394
	Professional Services — 2.3%
8,175	CSG Systems International, Inc.	397,714
543	ICF International, Inc.	90,567
1,298	Kforce, Inc.	79,762
1,201	Korn Ferry	90,363
		658,406
	Real Estate Management & Development — 1.1%
3,056	DigitalBridge Group, Inc.	43,181
3,710	eXp World Holdings, Inc.	52,274
4,307	Kennedy-Wilson Holdings, Inc.	47,593
1,328	Marcus & Millichap, Inc.	52,629
4,093	Newmark Group, Inc., Class A	63,564
765	St. Joe (The) Co.	44,607
		303,848
	Residential REITs — 0.5%
2,628	Elme Communities	46,227
2,618	UMH Properties, Inc.	51,496
2,791	Veris Residential, Inc.	49,847
		147,570
	Retail REITs — 1.5%
2,336	Acadia Realty Trust	54,849
186	Alexander’s, Inc.	45,079
1,570	Getty Realty Corp.	49,942
1,691	InvenTrust Properties Corp.	47,974
2,601	NETSTREIT Corp.	42,994
3,368	Retail Opportunity Investments Corp.	52,979
722	SITE Centers Corp.	43,681
1,544	Tanger, Inc.	51,230
2,267	Urban Edge Properties	48,491
		437,219
	Software — 5.3%
30,092	Adeia, Inc.	358,396
Shares	Description	Value

	Software (Continued)
17,989	Clear Secure, Inc., Class A	$596,155
1,079	InterDigital, Inc.	152,819
6,203	Progress Software Corp.	417,896
		1,525,266
	Specialized REITs — 1.0%
1,697	Four Corners Property Trust, Inc.	49,739
1,016	National Storage Affiliates Trust	48,971
2,928	Outfront Media, Inc.	53,817
2,170	Safehold, Inc.	56,919
14,339	Uniti Group, Inc.	80,872
		290,318
	Specialty Retail — 2.5%
2,204	Buckle (The), Inc.	96,910
2,423	Caleres, Inc.	80,080
4,559	Camping World Holdings, Inc., Class A	110,419
3,267	Foot Locker, Inc.	84,419
3,991	Guess?, Inc.	80,339
1,495	Sonic Automotive, Inc., Class A	87,428
2,652	Upbound Group, Inc.	84,837
231	Winmark Corp.	88,457
		712,889
	Technology Hardware, Storage & Peripherals — 1.0%
28,966	Xerox Holdings Corp. (a)	300,667
	Textiles, Apparel & Luxury Goods — 1.2%
1,314	Carter’s, Inc.	85,384
4,223	Levi Strauss & Co., Class A	92,061
813	Oxford Industries, Inc.	70,536
1,925	Steven Madden Ltd.	94,306
		342,287
	Tobacco — 0.4%
858	Universal Corp.	45,568
3,913	Vector Group Ltd.	58,382
		103,950
	Trading Companies & Distributors — 0.6%
2,596	Global Industrial Co.	88,186
1,826	H&E Equipment Services, Inc.	88,890
		177,076
	Water Utilities — 0.8%
712	American States Water Co.	59,302
1,066	California Water Service Group	57,799
989	Middlesex Water Co.	64,522
953	SJW Group	55,379
		237,002
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 0.5%
6,064	Telephone and Data Systems, Inc.	$140,988
	Total Common Stocks	28,585,934
	(Cost $25,838,829)
MONEY MARKET FUNDS — 0.1%
23,492	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (c)	23,492
	(Cost $23,492)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.1%
$612,788	Bank of America Corp., 4.86% (c), dated 09/30/24, due 10/01/24, with a maturity value of $612,871. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $625,044. (d)	612,788
	(Cost $612,788)

	Total Investments — 102.0%	29,222,214
	(Cost $26,475,109)
	Net Other Assets and Liabilities — (2.0)%	(575,642)
	Net Assets — 100.0%	$28,646,572

(a)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $588,978 and the total value of the collateral held by the Fund is $612,788.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,585,934	$ 28,585,934	$ —	$ —
Money Market Funds	23,492	23,492	—	—
Repurchase Agreements	612,788	—	612,788	—
Total Investments	$29,222,214	$28,609,426	$612,788	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$588,978
Non-cash Collateral(2)	(588,978)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$612,788
Non-cash Collateral(4)	(612,788)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 4.0%
4,677	Aristocrat Leisure Ltd. (AUD)	$189,479
54,616	Tabcorp Holdings Ltd. (AUD)	19,068
		208,547
	Bermuda — 0.5%
95,000	China Ruyi Holdings Ltd. (HKD) (c) (d)	27,618
	Cayman Islands — 19.8%
3,882	Hello Group, Inc., ADR	29,542
6,356	iQIYI, Inc., ADR (c)	18,178
6,872	JOYY, Inc., ADR (c)	249,041
22,619	Kuaishou Technology (HKD) (c) (e) (f)	159,593
2,542	NetEase, Inc., ADR	237,703
4,689	Tencent Holdings Ltd. (HKD)	268,172
7,406	Tencent Music Entertainment Group, ADR	89,242
		1,051,471
	Greece — 0.5%
1,530	OPAP S.A. (EUR)	27,182
	Ireland — 5.1%
1,154	Flutter Entertainment PLC (GBP) (c)	271,155
	Isle Of Man — 0.6%
3,005	Entain PLC (GBP)	30,662
	Japan — 11.6%
2,800	Capcom Co., Ltd. (JPY)	64,835
3,461	Nexon Co., Ltd. (JPY)	68,136
4,090	Nintendo Co., Ltd. (JPY)	217,299
12,115	Sony Group Corp. (JPY)	234,124
800	Square Enix Holdings Co., Ltd. (JPY)	31,699
		616,093
	Luxembourg — 5.4%
775	Spotify Technology S.A. (c)	285,611
	Malta — 0.5%
2,146	Kindred Group PLC, SDR (SEK)	27,280
	South Korea — 0.4%
266	SOOP Co., Ltd (KRW)	20,402
	Sweden — 3.2%
2,046	Betsson AB, Class B (SEK)	25,102
1,476	Evolution AB (SEK) (e) (f)	145,044
		170,146
	Switzerland — 0.5%
2,297	Sportradar Group AG, Class A (c)	27,817
Shares	Description	Value

	United States — 47.8%
1,283	Advanced Micro Devices, Inc. (c)	$210,515
2,053	Bally’s Corp. (c)	35,414
3,979	DraftKings, Inc., Class A (c)	155,977
1,606	Electronic Arts, Inc.	230,365
20,419	fuboTV, Inc. (c)	28,995
2,738	GameStop Corp., Class A (c)	62,782
6,967	Intel Corp.	163,446
797	Light & Wonder, Inc. (c)	72,312
2,108	MGM Resorts International (c)	82,402
358	Netflix, Inc. (c)	253,919
1,832	NVIDIA Corp.	222,478
1,249	Penn Entertainment, Inc. (c)	23,556
4,266	ROBLOX Corp., Class A (c)	188,813
1,078	Roku, Inc. (c)	80,483
4,664	Rumble, Inc. (c) (d)	24,999
2,937	Rush Street Interactive, Inc. (c)	31,866
1,377	Take-Two Interactive Software, Inc. (c)	211,659
1,570	Unity Software, Inc. (c)	35,513
2,416	Walt Disney (The) Co.	232,395
18,983	Warner Bros. Discovery, Inc. (c)	156,610
3,143	Xperi, Inc. (c)	29,041
		2,533,540
	Total Common Stocks	5,297,524
	(Cost $4,618,771)
MONEY MARKET FUNDS — 0.1%
4,428	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (g)	4,428
	(Cost $4,428)

See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$49,732	Bank of America Corp., 4.86% (g), dated 09/30/24, due 10/01/24, with a maturity value of $49,739. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $50,727. (h)	$49,732
	(Cost $49,732)

	Total Investments — 100.9%	5,351,684
	(Cost $4,672,931)
	Net Other Assets and Liabilities — (0.9)%	(48,965)
	Net Assets — 100.0%	$5,302,719

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $47,288 and the total value of the collateral held by the Fund is $49,732.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of September 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	65.8%
JPY	11.5
HKD	8.5
GBP	5.7
AUD	3.9
SEK	3.7
EUR	0.5
KRW	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,297,524	$ 5,297,524	$ —	$ —
Money Market Funds	4,428	4,428	—	—
Repurchase Agreements	49,732	—	49,732	—
Total Investments	$5,351,684	$5,301,952	$49,732	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$47,288
Non-cash Collateral(2)	(47,288)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$49,732
Non-cash Collateral(4)	(49,732)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Automobiles — 7.3%
1,709	Ford Motor Co.	$18,047
497	General Motors Co.	22,285
910	Stellantis N.V.	12,786
453	Tesla, Inc. (a)	118,518
		171,636
	Biotechnology — 4.3%
46	Regeneron Pharmaceuticals, Inc. (a)	48,357
113	Vertex Pharmaceuticals, Inc. (a)	52,554
		100,911
	Broadline Retail — 7.4%
928	Amazon.com, Inc. (a)	172,914
	Building Products — 1.3%
367	Carrier Global Corp.	29,540
	Communications Equipment — 1.8%
28	Arista Networks, Inc. (a)	10,747
424	Cisco Systems, Inc.	22,565
19	Motorola Solutions, Inc.	8,543
		41,855
	Electrical Equipment — 2.5%
174	Eaton Corp. PLC	57,671
	Electronic Equipment, Instruments & Components — 1.5%
523	Amphenol Corp., Class A	34,079
	Health Care Equipment & Supplies — 6.3%
641	Boston Scientific Corp. (a)	53,716
260	Edwards Lifesciences Corp. (a)	17,157
154	Intuitive Surgical, Inc. (a)	75,656
		146,529
	Hotels, Restaurants & Leisure — 2.7%
15	Booking Holdings, Inc.	63,182
	Insurance — 1.2%
84	Aon PLC, Class A	29,063
	Interactive Media & Services — 12.2%
492	Alphabet, Inc., Class A	81,598
356	Meta Platforms, Inc., Class A	203,789
		285,387
	IT Services — 1.2%
105	International Business Machines Corp.	23,214
34	Snowflake, Inc., Class A (a)	3,905
		27,119
Shares	Description	Value

	Machinery — 5.7%
218	Caterpillar, Inc.	$85,264
113	Deere & Co.	47,158
		132,422
	Pharmaceuticals — 5.3%
99	Eli Lilly & Co.	87,708
184	Zoetis, Inc.	35,950
		123,658
	Semiconductors & Semiconductor Equipment — 13.3%
184	Advanced Micro Devices, Inc. (a)	30,191
95	Applied Materials, Inc.	19,195
15	KLA Corp.	11,616
15	Lam Research Corp.	12,241
99	Marvell Technology, Inc.	7,140
61	Microchip Technology, Inc.	4,898
1,451	NVIDIA Corp.	176,210
29	NXP Semiconductors N.V.	6,960
128	QUALCOMM, Inc.	21,766
104	Texas Instruments, Inc.	21,483
		311,700
	Software — 13.7%
51	Adobe, Inc. (a)	26,407
24	Autodesk, Inc. (a)	6,611
31	Cadence Design Systems, Inc. (a)	8,402
26	CrowdStrike Holdings, Inc., Class A (a)	7,292
31	Intuit, Inc.	19,251
401	Microsoft Corp.	172,550
183	Oracle Corp.	31,183
37	Palo Alto Networks, Inc. (a)	12,647
24	ServiceNow, Inc. (a)	21,465
17	Synopsys, Inc. (a)	8,609
24	Workday, Inc., Class A (a)	5,866
		320,283
	Technology Hardware, Storage & Peripherals — 8.6%
851	Apple, Inc.	198,283
6	Super Micro Computer, Inc. (a)	2,498
		200,781
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 3.5%
677	Philip Morris International, Inc.	$82,188

	Total Investments — 99.8%	2,330,918
	(Cost $2,252,505)
	Net Other Assets and Liabilities — 0.2%	3,989
	Net Assets — 100.0%	$2,334,907

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,330,918	$ 2,330,918	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2024 (Unaudited)

	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$108,754,782	$33,315,230	$170,921,804
Cash	—	—	—
Foreign currency, at value	—	—	—
Receivables:
Dividends	296,143	45,592	97,978
Investment securities sold	—	—	—
Reclaims	—	383	—
Securities lending income	—	—	32
Total Assets	109,050,925	33,361,205	171,019,814

LIABILITIES:
Payables:
Investment advisory fees	53,383	17,471	86,462
Investment securities purchased	—	—	—
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	—
Total Liabilities	53,383	17,471	86,462
NET ASSETS	$108,997,542	$33,343,734	$170,933,352

NET ASSETS consist of:
Paid-in capital	$254,569,138	$109,768,811	$257,527,749
Par value	37,500	13,000	59,000
Accumulated distributable earnings (loss)	(145,609,096)	(76,438,077)	(86,653,397)
NET ASSETS	$108,997,542	$33,343,734	$170,933,352
NET ASSET VALUE, per share	$29.07	$25.65	$28.97
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,750,002	1,300,002	5,900,002
Investments, at cost	$96,495,538	$35,227,048	$168,752,941
Foreign currency, at cost (proceeds)	$—	$—	$—
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network E-Commerce ETF (ISHP)	Emerging Markets Equity Select ETF (RNEM)

$17,302,709	$1,442,059,878	$32,116,493	$5,159,087	$19,642,435
—	—	—	—	—
—	—	—	24	11,197

7,316	371,700	16,952	4,155	34,293
—	—	—	—	5,333
—	—	—	9,246	206
—	—	15	—	—
17,310,025	1,442,431,578	32,133,460	5,172,512	19,693,464

8,854	691,705	15,754	2,367	11,614
—	—	—	—	5,329
—	—	—	—	279,660
—	—	429	—	—
8,854	691,705	16,183	2,367	296,603
$17,301,171	$1,441,739,873	$32,117,277	$5,170,145	$19,396,861

$21,506,913	$1,115,734,351	$93,006,804	$10,166,879	$17,455,076
6,000	154,500	10,000	1,500	3,500
(4,211,742)	325,851,022	(60,899,527)	(4,998,234)	1,938,285
$17,301,171	$1,441,739,873	$32,117,277	$5,170,145	$19,396,861
$28.84	$93.32	$32.12	$34.47	$55.42
600,002	15,450,002	1,000,002	150,002	350,002
$17,377,837	$1,155,715,979	$31,165,543	$4,638,554	$17,071,154
$—	$—	$—	$23	$11,185
$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities (Continued)
September 30, 2024 (Unaudited)

	First Trust Bloomberg Shareholder Yield ETF (SHRY)	First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)	First Trust SMID Capital Strength ETF (FSCS)
ASSETS:
Investments, at value	$20,608,176	$39,465,935	$21,115,169
Cash	54	2	—
Foreign currency, at value	—	—	—
Receivables:
Dividends	46,202	69,430	6,800
Investment securities sold	—	—	—
Reclaims	37	599	—
Securities lending income	—	—	—
Total Assets	20,654,469	39,535,966	21,121,969

LIABILITIES:
Payables:
Investment advisory fees	10,050	15,865	9,662
Investment securities purchased	—	—	—
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	—
Total Liabilities	10,050	15,865	9,662
NET ASSETS	$20,644,419	$39,520,101	$21,112,307

NET ASSETS consist of:
Paid-in capital	$20,872,515	$37,406,196	$21,199,968
Par value	5,000	11,500	6,000
Accumulated distributable earnings (loss)	(233,096)	2,102,405	(93,661)
NET ASSETS	$20,644,419	$39,520,101	$21,112,307
NET ASSET VALUE, per share	$41.29	$34.37	$35.19
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002	1,150,002	600,002
Investments, at cost	$18,622,093	$33,913,903	$19,483,564
Foreign currency, at cost (proceeds)	$—	$—	$—
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)	First Trust S-Network Streaming & Gaming ETF (BNGE)	First Trust Bloomberg R&D Leaders ETF (RND)

$29,222,214	$5,351,684	$2,330,918
2	—	3,847
—	—	—

50,416	3,350	1,259
—	—	—
—	185	—
604	133	—
29,273,236	5,355,352	2,336,024

13,876	2,901	1,117
—	—	—
—	—	—
612,788	49,732	—
626,664	52,633	1,117
$28,646,572	$5,302,719	$2,334,907

$29,485,070	$4,637,904	$2,120,718
9,500	2,000	1,000
(847,998)	662,815	213,189
$28,646,572	$5,302,719	$2,334,907
$30.15	$26.51	$23.35
950,002	200,002	100,002
$26,475,109	$4,672,931	$2,252,505
$—	$—	$—
$588,978	$47,288	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended September 30, 2024 (Unaudited)

	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$1,705,985	$583,030	$3,102,563
Securities lending income (net of fees)	—	—	1,416
Foreign withholding tax	(4,176)	—	—
Total investment income	1,701,809	583,030	3,103,979

EXPENSES:
Investment advisory fees	322,169	129,926	618,645
Other expenses	—	—	—
Total expenses	322,169	129,926	618,645
NET INVESTMENT INCOME (LOSS)	1,379,640	453,104	2,485,334

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,087,465)	(201,860)	511,688
In-kind redemptions	2,037,932	(888,479)	4,282,066
Foreign currency transactions	—	—	—
Foreign capital gains tax	—	—	—
Net realized gain (loss)	950,467	(1,090,339)	4,793,754
Net change in unrealized appreciation (depreciation) on:
Investments	5,877,927	2,352,244	(26,356,289)
Foreign currency translation	—	—	—
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	5,877,927	2,352,244	(26,356,289)
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,828,394	1,261,905	(21,562,535)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,208,034	$1,715,009	$(19,077,201)
See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network E-Commerce ETF (ISHP)	Emerging Markets Equity Select ETF (RNEM)

$209,462	$7,740,631	$332,257	$33,097	$433,724
—	—	15	—	—
—	(66,899)	—	(1,621)	(49,522)
209,462	7,673,732	332,272	31,476	384,202

58,035	4,422,652	110,202	13,727	69,241
—	—	—	—	1,670
58,035	4,422,652	110,202	13,727	70,911
151,427	3,251,080	222,070	17,749	313,291

350,340	(17,883,532)	(655,775)	(108,073)	316,052
484,094	95,976,636	839,172	—	—
—	—	—	(235)	(5,992)
—	—	—	—	(42,718)
834,434	78,093,104	183,397	(108,308)	267,342

(349,952)	(37,931,171)	(727,561)	811,596	1,102,966
—	—	—	335	181
—	—	—	—	(151,200)
(349,952)	(37,931,171)	(727,561)	811,931	951,947
484,482	40,161,933	(544,164)	703,623	1,219,289
$635,909	$43,413,013	$(322,094)	$721,372	$1,532,580
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations (Continued)
For the Period Ended September 30, 2024 (Unaudited)

	First Trust Bloomberg Shareholder Yield ETF (SHRY)	First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)	First Trust SMID Capital Strength ETF (FSCS)
INVESTMENT INCOME:
Dividends	$235,238	$554,090	$152,293
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	—	—	(370)
Total investment income	235,238	554,090	151,923

EXPENSES:
Investment advisory fees	58,861	86,922	53,575
Other expenses	—	—	—
Total expenses	58,861	86,922	53,575
NET INVESTMENT INCOME (LOSS)	176,377	467,168	98,348

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,384)	105,123	(962,126)
In-kind redemptions	840,282	—	2,494,004
Foreign currency transactions	—	—	—
Foreign capital gains tax	—	—	—
Net realized gain (loss)	836,898	105,123	1,531,878
Net change in unrealized appreciation (depreciation) on:
Investments	573,326	3,090,906	(509,599)
Foreign currency translation	—	—	—
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	573,326	3,090,906	(509,599)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,410,224	3,196,029	1,022,279
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,586,601	$3,663,197	$1,120,627

(a)	Inception date is April 30, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)	First Trust S-Network Streaming & Gaming ETF (BNGE)	First Trust Bloomberg R&D Leaders ETF (RND) (a)

$432,383	$23,022	$5,504
6,596	1,476	—
(258)	(1,036)	(7)
438,721	23,462	5,497

88,030	17,512	4,190
—	—	—
88,030	17,512	4,190
350,691	5,950	1,307

(642,193)	(137,895)	(2,200)
1,819,606	530,909	135,669
—	(249)	—
—	—	—
1,177,413	392,765	133,469

(606,195)	(170,814)	78,413
—	(5)	—
—	—	—
(606,195)	(170,819)	78,413
571,218	221,946	211,882
$921,909	$227,896	$213,189
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024
OPERATIONS:
Net investment income (loss)	$1,379,640	$4,259,193	$453,104	$8,589,758
Net realized gain (loss)	950,467	(6,472,738)	(1,090,339)	(65,643,545)
Net change in unrealized appreciation (depreciation)	5,877,927	36,502,576	2,352,244	(19,207,307)
Net increase (decrease) in net assets resulting from operations	8,208,034	34,289,031	1,715,009	(76,261,094)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,504,501)	(4,511,012)	(532,471)	(9,498,687)
Return of capital	—	—	—	—
Total distributions to shareholders	(1,504,501)	(4,511,012)	(532,471)	(9,498,687)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,472,825	11,520,117	3,664,887	174,966,361
Cost of shares redeemed	(14,446,148)	(90,738,828)	(28,665,892)	(1,016,383,813)
Net increase (decrease) in net assets resulting from shareholder transactions	(12,973,323)	(79,218,711)	(25,001,005)	(841,417,452)
Total increase (decrease) in net assets	(6,269,790)	(49,440,692)	(23,818,467)	(927,177,233)

NET ASSETS:
Beginning of period	115,267,332	164,708,024	57,162,201	984,339,434
End of period	$108,997,542	$115,267,332	$33,343,734	$57,162,201

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,250,002	7,750,002	2,300,002	36,550,002
Shares sold	50,000	500,000	150,000	6,700,000
Shares redeemed	(550,000)	(4,000,000)	(1,150,000)	(40,950,000)
Shares outstanding, end of period	3,750,002	4,250,002	1,300,002	2,300,002
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Semiconductor ETF (FTXL)
Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024

$2,485,334	$5,971,855	$151,427	$332,774	$3,251,080	$8,164,699
4,793,754	13,086,767	834,434	1,326,152	78,093,104	105,383,396
(26,356,289)	23,681,409	(349,952)	182,294	(37,931,171)	283,840,801
(19,077,201)	42,740,031	635,909	1,841,220	43,413,013	397,388,896

(2,632,611)	(8,111,462)	(169,381)	(331,056)	(3,561,826)	(7,598,716)
—	—	—	—	—	—
(2,632,611)	(8,111,462)	(169,381)	(331,056)	(3,561,826)	(7,598,716)

9,168,252	36,963,356	—	5,416,652	182,377,439	600,114,531
(39,229,785)	(163,483,466)	(4,162,106)	(18,569,770)	(216,726,943)	(541,762,571)
(30,061,533)	(126,520,110)	(4,162,106)	(13,153,118)	(34,349,504)	58,351,960
(51,771,345)	(91,891,541)	(3,695,578)	(11,642,954)	5,501,683	448,142,140

222,704,697	314,596,238	20,996,749	32,639,703	1,436,238,190	988,096,050
$170,933,352	$222,704,697	$17,301,171	$20,996,749	$1,441,739,873	$1,436,238,190

6,900,002	11,650,002	750,002	1,250,002	15,850,002	15,250,002
300,000	1,250,000	—	200,000	2,000,000	8,000,000
(1,300,000)	(6,000,000)	(150,000)	(700,000)	(2,400,000)	(7,400,000)
5,900,002	6,900,002	600,002	750,002	15,450,002	15,850,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Nasdaq Transportation ETF (FTXR)		First Trust S-Network E-Commerce ETF (ISHP)
	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024
OPERATIONS:
Net investment income (loss)	$222,070	$539,589	$17,749	$35,853
Net realized gain (loss)	183,397	2,100,041	(108,308)	(98,378)
Net change in unrealized appreciation (depreciation)	(727,561)	4,097,324	811,931	670,790
Net increase (decrease) in net assets resulting from operations	(322,094)	6,736,954	721,372	608,265

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(235,201)	(576,571)	(25,410)	(90,981)
Return of capital	—	—	—	—
Total distributions to shareholders	(235,201)	(576,571)	(25,410)	(90,981)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	14,916,915	—	—
Cost of shares redeemed	(7,671,865)	(28,396,169)	—	(1,367,329)
Net increase (decrease) in net assets resulting from shareholder transactions	(7,671,865)	(13,479,254)	—	(1,367,329)
Total increase (decrease) in net assets	(8,229,160)	(7,318,871)	695,962	(850,045)

NET ASSETS:
Beginning of period	40,346,437	47,665,308	4,474,183	5,324,228
End of period	$32,117,277	$40,346,437	$5,170,145	$4,474,183

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,250,002	1,750,002	150,002	200,002
Shares sold	—	500,000	—	—
Shares redeemed	(250,000)	(1,000,000)	—	(50,000)
Shares outstanding, end of period	1,000,002	1,250,002	150,002	150,002
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)		First Trust Bloomberg Shareholder Yield ETF (SHRY)		First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024

$313,291	$661,899	$176,377	$260,482	$467,168	$733,700
267,342	1,732,318	836,898	3,007,055	105,123	(507,237)
951,947	1,114,520	573,326	1,220,864	3,090,906	2,994,155
1,532,580	3,508,737	1,586,601	4,488,401	3,663,197	3,220,618

(250,671)	(554,192)	(160,801)	(270,246)	(477,871)	(742,862)
—	—	—	—	—	—
(250,671)	(554,192)	(160,801)	(270,246)	(477,871)	(742,862)

—	26,691,555	5,867,747	15,801,255	6,268,278	15,011,421
—	(20,486,867)	(7,655,496)	(16,058,555)	—	(12,957,004)
—	6,204,688	(1,787,749)	(257,300)	6,268,278	2,054,417
1,281,909	9,159,233	(361,949)	3,960,855	9,453,604	4,532,173

18,114,952	8,955,719	21,006,368	17,045,513	30,066,497	25,534,324
$19,396,861	$18,114,952	$20,644,419	$21,006,368	$39,520,101	$30,066,497

350,002	200,002	550,002	550,002	950,002	900,002
—	550,000	150,000	450,000	200,000	500,000
—	(400,000)	(200,000)	(450,000)	—	(450,000)
350,002	350,002	500,002	550,002	1,150,002	950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust SMID Capital Strength ETF (FSCS)		Small Cap US Equity Select ETF (RNSC)
	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024
OPERATIONS:
Net investment income (loss)	$98,348	$272,615	$350,691	$689,958
Net realized gain (loss)	1,531,878	664,684	1,177,413	(527,766)
Net change in unrealized appreciation (depreciation)	(509,599)	2,706,949	(606,195)	3,647,963
Net increase (decrease) in net assets resulting from operations	1,120,627	3,644,248	921,909	3,810,155

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(120,850)	(253,181)	(350,551)	(662,112)
Return of capital	—	—	—	—
Total distributions to shareholders	(120,850)	(253,181)	(350,551)	(662,112)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,745,119	8,576,274	1,479,509	15,935,852
Cost of shares redeemed	(12,904,385)	(6,092,423)	(12,506,612)	(7,868,176)
Net increase (decrease) in net assets resulting from shareholder transactions	1,840,734	2,483,851	(11,027,103)	8,067,676
Total increase (decrease) in net assets	2,840,511	5,874,918	(10,455,745)	11,215,719

NET ASSETS:
Beginning of period	18,271,796	12,396,878	39,102,317	27,886,598
End of period	$21,112,307	$18,271,796	$28,646,572	$39,102,317

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,002	450,002	1,350,002	1,050,002
Shares sold	450,000	300,000	50,000	600,000
Shares redeemed	(400,000)	(200,000)	(450,000)	(300,000)
Shares outstanding, end of period	600,002	550,002	950,002	1,350,002

(a)	Inception date is April 30, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)		First Trust Bloomberg R&D Leaders ETF (RND)
Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024	Period Ended 9/30/2024 (a) (Unaudited)

$5,950	$8,774	$1,307
392,765	(6,049)	133,469
(170,819)	873,852	78,413
227,896	876,577	213,189

—	(34,410)	—
—	(3,531)	—
—	(37,941)	—

1,184,856	—	3,240,492
(1,158,235)	—	(1,118,774)
26,621	—	2,121,718
254,517	838,636	2,334,907

5,048,202	4,209,566	—
$5,302,719	$5,048,202	$2,334,907

200,002	200,002	—
50,000	—	150,002
(50,000)	—	(50,000)
200,002	200,002	100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.12	$21.25	$31.75	$31.14	$15.64	$24.41
Income from investment operations:
Net investment income (loss)	0.35 (a)	0.72 (a)	0.83	0.61	0.59 (a)	0.73
Net realized and unrealized gain (loss)	2.00	5.92	(10.54)	0.61 (b)	15.50	(8.77)
Total from investment operations	2.35	6.64	(9.71)	1.22	16.09	(8.04)
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.77)	(0.79)	(0.61)	(0.59)	(0.73)
Net asset value, end of period	$29.07	$27.12	$21.25	$31.75	$31.14	$15.64
Total return (c)	8.75%	31.97%	(30.94)%	3.89%	105.13%	(33.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$108,998	$115,267	$164,708	$361,937	$227,293	$58,658
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.57% (d)	3.23%	2.76%	1.91%	2.65%	2.69%
Portfolio turnover rate (e)	11%	41%	69%	78%	176%	59%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.85	$26.93	$27.03	$25.66	$17.28	$20.06
Income from investment operations:
Net investment income (loss)	0.26 (a)	0.46 (a)	0.41	0.41	0.32	0.27
Net realized and unrealized gain (loss)	0.89	(1.48)	(0.13)	1.39	8.38	(2.77)
Total from investment operations	1.15	(1.02)	0.28	1.80	8.70	(2.50)
Distributions paid to shareholders from:
Net investment income	(0.35)	(1.06)	(0.38)	(0.43)	(0.32)	(0.28)
Net asset value, end of period	$25.65	$24.85	$26.93	$27.03	$25.66	$17.28
Total return (b)	4.69%	(3.60)%	1.10%	7.13%	50.65%	(12.69)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$33,344	$57,162	$984,339	$10,810	$5,133	$2,592
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.09% (c)	1.74%	1.71%	1.61%	1.44%	1.58%
Portfolio turnover rate (d)	9%	13%	78%	77%	131%	59%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.28	$27.00	$26.47	$15.51	$8.10	$18.91
Income from investment operations:
Net investment income (loss)	0.37 (a)	0.74 (a)	0.69 (a)	0.31	0.22	0.31
Net realized and unrealized gain (loss)	(3.27)	5.49	0.50 (b)	10.96	7.39	(10.79)
Total from investment operations	(2.90)	6.23	1.19	11.27	7.61	(10.48)
Distributions paid to shareholders from:
Net investment income	(0.41)	(0.95)	(0.66)	(0.31)	(0.20)	(0.32)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.41)	(0.95)	(0.66)	(0.31)	(0.20)	(0.33)
Net asset value, end of period	$28.97	$32.28	$27.00	$26.47	$15.51	$8.10
Total return (c)	(9.03)%	23.65%	4.66%	73.19%	95.16%	(56.26)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$170,933	$222,705	$314,596	$1,147,631	$36,448	$6,885
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.41% (d)	2.42%	2.54%	1.87%	2.01%	2.14%
Portfolio turnover rate (e)	15%	25%	100%	139%	136%	76%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$28.00	$26.11	$26.63	$25.51	$19.36	$21.50
Income from investment operations:
Net investment income (loss)	0.22 (a)	0.37 (a)	0.33	0.27	0.24	0.18
Net realized and unrealized gain (loss)	0.87	1.90	(0.50)	1.10	6.14	(2.13)
Total from investment operations	1.09	2.27	(0.17)	1.37	6.38	(1.95)
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.38)	(0.35)	(0.25)	(0.23)	(0.19)
Net asset value, end of period	$28.84	$28.00	$26.11	$26.63	$25.51	$19.36
Total return (b)	3.92%	8.79%	(0.61)%	5.39%	33.00%	(9.13)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,301	$20,997	$32,640	$17,311	$19,133	$5,810
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.57% (c)	1.40%	1.39%	0.97%	1.07%	0.85%
Portfolio turnover rate (d)	13%	29%	76%	77%	83%	42%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$90.61	$64.79	$69.97	$64.74	$33.00	$31.83
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.51 (a)	0.46	0.27	0.23	0.38
Net realized and unrealized gain (loss)	2.73	25.79	(5.14) (b)	5.22	31.75	1.18
Total from investment operations	2.94	26.30	(4.68)	5.49	31.98	1.56
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.48)	(0.50)	(0.26)	(0.24)	(0.39)
Net asset value, end of period	$93.32	$90.61	$64.79	$69.97	$64.74	$33.00
Total return (c)	3.23%	40.73%	(6.54)%	8.46%	97.11%	4.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,441,740	$1,436,238	$988,096	$108,451	$84,156	$31,353
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.44% (d)	0.70%	0.78%	0.40%	0.45%	1.00%
Portfolio turnover rate (e)	11%	28%	46%	58%	113%	64%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.28	$27.24	$32.28	$32.88	$15.11	$23.33
Income from investment operations:
Net investment income (loss)	0.19 (a)	0.35 (a)	0.56	0.45	0.04	0.30
Net realized and unrealized gain (loss)	(0.13)	5.10	(5.04)	(0.62)	17.79	(8.22)
Total from investment operations	0.06	5.45	(4.48)	(0.17)	17.83	(7.92)
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.41)	(0.56)	(0.43)	(0.06)	(0.30)
Net asset value, end of period	$32.12	$32.28	$27.24	$32.28	$32.88	$15.11
Total return (b)	0.19%	20.13%	(13.76)%	(0.53)%	118.10%	(34.35)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,117	$40,346	$47,665	$280,842	$1,071,854	$1,511
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.21% (c)	1.22%	1.42%	0.92%	0.10%	1.04%
Portfolio turnover rate (d)	14%	37%	71%	43%	129%	89%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network E-Commerce ETF (ISHP)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.83	$26.62	$30.98	$31.48	$18.10	$22.34
Income from investment operations:
Net investment income (loss)	0.12 (a)	0.20 (a)	0.06 (a)	0.26	0.19	0.27
Net realized and unrealized gain (loss)	4.69	3.46	(4.28)	(0.54)	13.39	(4.22)
Total from investment operations	4.81	3.66	(4.22)	(0.28)	13.58	(3.95)
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.45)	(0.14)	(0.22)	(0.20)	(0.29)
Net asset value, end of period	$34.47	$29.83	$26.62	$30.98	$31.48	$18.10
Total return (b)	16.19%	13.99%	(13.57)%	(0.94)%	75.23%	(17.90)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,170	$4,474	$5,324	$18,586	$9,444	$3,619
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.78% (c)	0.73%	0.23%	0.91%	0.70%	1.11%
Portfolio turnover rate (d)	16%	36%	95%	213%	114%	65%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.76	$44.78	$48.61	$49.21	$37.80	$50.89
Income from investment operations:
Net investment income (loss)	0.90 (a)	1.12 (a)	1.57	1.61	1.15	1.50
Net realized and unrealized gain (loss)	3.48	6.70	(4.13)	(0.67)	11.64	(13.22)
Total from investment operations	4.38	7.82	(2.56)	0.94	12.79	(11.72)
Distributions paid to shareholders from:
Net investment income	(0.72)	(0.84)	(1.27)	(1.20)	(1.38)	(1.37)
Return of capital	—	—	—	(0.34)	—	—
Total distributions	(0.72)	(0.84)	(1.27)	(1.54)	(1.38)	(1.37)
Net asset value, end of period	$55.42	$51.76	$44.78	$48.61	$49.21	$37.80
Total return (b)	8.47%	17.61%	(4.97)%	1.91%	34.44%	(23.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$19,397	$18,115	$8,956	$7,292	$7,381	$7,561
Ratio of total expenses to average net assets	0.77% (c) (d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	3.39% (c)	2.29%	3.61%	3.30%	2.94%	2.83%
Portfolio turnover rate (e)	29%	104%	65%	72%	75%	82%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.75%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Shareholder Yield ETF (SHRY)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.19	$30.99	$33.35	$30.22	$18.85	$22.12
Income from investment operations:
Net investment income (loss)	0.35 (a)	0.47 (a)	0.49	0.38	0.34	0.46
Net realized and unrealized gain (loss)	3.07	7.23	(2.38)	3.13	11.39	(3.27)
Total from investment operations	3.42	7.70	(1.89)	3.51	11.73	(2.81)
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.50)	(0.47)	(0.38)	(0.36)	(0.46)
Net asset value, end of period	$41.29	$38.19	$30.99	$33.35	$30.22	$18.85
Total return (b)	9.01%	25.08%	(5.57)%	11.62%	62.65%	(12.98)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,644	$21,006	$17,046	$21,678	$25,689	$15,081
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.80% (c)	1.46%	1.60%	1.13%	1.41%	2.03%
Portfolio turnover rate (d)	82%	107% (e)	30%	21%	34%	24%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the Fund’s underlying index reconstitution which resulted in a complete change of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$31.65	$28.37	$30.48	$28.07	$17.50	$21.73
Income from investment operations:
Net investment income (loss)	0.43 (a)	0.84 (a)	0.79	0.64	0.58	0.73
Net realized and unrealized gain (loss)	2.72	3.32	(2.14)	2.40	10.61	(4.24)
Total from investment operations	3.15	4.16	(1.35)	3.04	11.19	(3.51)
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.88)	(0.76)	(0.63)	(0.62)	(0.72)
Net asset value, end of period	$34.37	$31.65	$28.37	$30.48	$28.07	$17.50
Total return (b)	10.01%	14.95%	(4.28)%	10.86%	64.82%	(16.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$39,520	$30,066	$25,534	$18,291	$8,422	$4,375
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.69% (c)	2.93%	3.00%	2.33%	2.65%	3.23%
Portfolio turnover rate (d)	15%	107%	52%	41%	89%	78%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust SMID Capital Strength ETF (FSCS)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.22	$27.55	$29.40	$27.75	$15.85	$21.31
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.50 (a)	0.49	0.35	0.33	0.39
Net realized and unrealized gain (loss)	2.02	5.60	(1.84)	1.65	11.90	(5.45)
Total from investment operations	2.20	6.10	(1.35)	2.00	12.23	(5.06)
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.43)	(0.50)	(0.35)	(0.33)	(0.40)
Net asset value, end of period	$35.19	$33.22	$27.55	$29.40	$27.75	$15.85
Total return (b)	6.66%	22.33%	(4.47)%	7.26%	77.60%	(24.23)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,112	$18,272	$12,397	$16,171	$16,647	$11,096
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.10% (c)	1.71%	1.71%	1.22%	1.46%	1.76%
Portfolio turnover rate (d)	116% (e)	45%	51%	43%	60%	43%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective June 10, 2024, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Small Cap US Equity Select ETF (RNSC)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$28.96	$26.56	$28.97	$28.18	$14.87	$20.84
Income from investment operations:
Net investment income (loss)	0.34 (a)	0.62 (a)	0.56	0.46	0.28	0.36
Net realized and unrealized gain (loss)	1.22	2.38	(2.42)	0.78	13.34	(5.98)
Total from investment operations	1.56	3.00	(1.86)	1.24	13.62	(5.62)
Distributions paid to shareholders from:
Net investment income	(0.37)	(0.60)	(0.55)	(0.45)	(0.31)	(0.35)
Net asset value, end of period	$30.15	$28.96	$26.56	$28.97	$28.18	$14.87
Total return (b)	5.46%	11.45%	(6.28)%	4.39%	92.49%	(27.51)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,647	$39,102	$27,887	$21,725	$9,864	$5,946
Ratio of total expenses to average net assets	0.60% (c) (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.39% (c) (d)	2.29%	2.22%	1.79%	1.37%	1.97%
Portfolio turnover rate (e)	35%	52%	72%	49%	71%	52%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Streaming & Gaming ETF (BNGE)

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,		Period Ended 3/31/2022 (a)
		2024	2023
Net asset value, beginning of period	$25.24	$21.05	$23.28	$24.46
Income from investment operations:
Net investment income (loss)	0.03 (b)	0.04 (b)	0.04	0.03
Net realized and unrealized gain (loss)	1.24	4.34	(2.17)	(1.20)
Total from investment operations	1.27	4.38	(2.13)	(1.17)
Distributions paid to shareholders from:
Net investment income	—	(0.17)	(0.08)	(0.00) (c)
Net realized gain	—	—	(0.02)	—
Return of capital	—	(0.02)	—	—
Total distributions	—	(0.19)	(0.10)	(0.00) (c)
Net asset value, end of period	$26.51	$25.24	$21.05	$23.28
Total return (d)	5.03%	20.89%	(9.08)%	(4.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,303	$5,048	$4,210	$3,492
Ratio of total expenses to average net assets	0.70% (e)	0.70%	0.70%	0.71% (e)
Ratio of net investment income (loss) to average net assets	0.24% (e)	0.20%	0.17%	0.47% (e)
Portfolio turnover rate (f)	12%	30%	42%	0%

(a)	Inception date is January 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Bloomberg R&D Leaders ETF (RND)

Period Ended 9/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$19.62
Income from investment operations:
Net investment income (loss) (b)	0.02
Net realized and unrealized gain (loss)	3.71
Total from investment operations	3.73
Net asset value, end of period	$23.35
Total return (c)	19.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,335
Ratio of total expenses to average net assets	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.19% (d)
Portfolio turnover rate (e)	4%

(a)	Inception date is April 30, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the fourteen funds (each a “Fund” and collectively, the “Funds”) listed below, each listed and traded on Nasdaq, Inc. (“Nasdaq”) with the exception of BNGE and RND which are listed and traded on NYSE Arca, Inc.

First Trust Nasdaq Bank ETF – (ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF – (ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF – (ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF – (ticker “FTXH”)
First Trust Nasdaq Semiconductor ETF – (ticker “FTXL”)
First Trust Nasdaq Transportation ETF – (ticker “FTXR”)
First Trust S-Network E-Commerce ETF – (ticker “ISHP”)
Emerging Markets Equity Select ETF – (ticker “RNEM”)
First Trust Bloomberg Shareholder Yield ETF – (ticker “SHRY”)
First Trust S&P 500 Diversified Dividend Aristocrats ETF – (ticker “KNGZ”)
First Trust SMID Capital Strength ETF – (ticker “FSCS”)(1)
Small Cap US Equity Select ETF – (ticker “RNSC”)
First Trust S-Network Streaming & Gaming ETF – (ticker “BNGE”)
First Trust Bloomberg R&D Leaders ETF – (ticker “RND”)(2)

(1)	Effective June 10, 2024, Mid Cap US Equity Select ETF (ticker “RNMC”) changed its name and ticker to First Trust SMID Capital Strength ETF (ticker “FSCS”).
(2)	Commenced investment operations on April 30, 2024.
Each of FTXO, FTXG, FTXN, FTXH, FTXL, FTXR, ISHP, BNGE and RND operates as a non-diversified series of the Trust. Each of RNEM, SHRY, KNGZ, FSCS and RNSC operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart BanksTM Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & BeverageTM Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & GasTM Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart PharmaceuticalsTM Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart SemiconductorTM Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart TransportationTM Index
First Trust S-Network E-Commerce ETF	S-Network Global E-Commerce IndexTM
Emerging Markets Equity Select ETF	Nasdaq Riskalyze Emerging MarketsTM Index
First Trust Bloomberg Shareholder Yield ETF	Bloomberg Shareholder Yield Index
First Trust S&P 500 Diversified Dividend Aristocrats ETF	S&P 500® Sector-Neutral Dividend Aristocrats Index
First Trust SMID Capital Strength ETF	The SMID Capital Strength Index(1)
Small Cap US Equity Select ETF	Nasdaq Riskalyze US Small CapTM Index
First Trust S-Network Streaming & Gaming ETF	S-Network Streaming & Gaming Index
First Trust Bloomberg R&D Leaders ETF	Bloomberg R&D Leaders Select Index

(1)	Prior to June 10, 2024, the index was the Nasdaq Riskalyze US Mid CapTM Index.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2024, is included with each Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2024, RNSC and BNGE had securities in the securities lending program. During the six months ended September 30, 2024, FTXN, FTXR, RNSC, and BNGE participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended September 30, 2024, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$4,511,012	$—	$—
First Trust Nasdaq Food & Beverage ETF	9,498,687	—	—
First Trust Nasdaq Oil & Gas ETF	8,111,462	—	—
First Trust Nasdaq Pharmaceuticals ETF	331,056	—	—
First Trust Nasdaq Semiconductor ETF	7,598,716	—	—
First Trust Nasdaq Transportation ETF	576,571	—	—
First Trust S-Network E-Commerce ETF	90,981	—	—
Emerging Markets Equity Select ETF	554,192	—	—
First Trust Bloomberg Shareholder Yield ETF	270,246	—	—
First Trust S&P 500 Diversified Dividend Aristocrats ETF	742,862	—	—
First Trust SMID Capital Strength ETF	253,181	—	—
Small Cap US Equity Select ETF	662,112	—	—
First Trust S-Network Streaming & Gaming ETF	34,410	—	3,531
As of March 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$284,629	$(157,932,764)	$5,335,506
First Trust Nasdaq Food & Beverage ETF	94,458	(73,181,657)	(4,533,416)
First Trust Nasdaq Oil & Gas ETF	212,257	(89,707,082)	24,551,240
First Trust Nasdaq Pharmaceuticals ETF	20,950	(4,850,264)	151,044
First Trust Nasdaq Semiconductor ETF	565,983	(35,727,521)	321,161,373
First Trust Nasdaq Transportation ETF	5,397	(61,807,792)	1,460,163
First Trust S-Network E-Commerce ETF	9,688	(5,374,642)	(329,242)
Emerging Markets Equity Select ETF	—	(522,363)	1,178,739
First Trust Bloomberg Shareholder Yield ETF	9,723	(3,063,897)	1,395,278
First Trust S&P 500 Diversified Dividend Aristocrats ETF	54,153	(3,251,847)	2,114,773
First Trust SMID Capital Strength ETF	27,221	(3,135,922)	2,015,263
Small Cap US Equity Select ETF	64,866	(3,987,873)	2,503,651
First Trust S-Network Streaming & Gaming ETF	(16,409)	(283,171)	734,499
H. Income and Other Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds, with the exception of BNGE and RND, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For BNGE, the taxable period ended 2022 and years ended 2023 and 2024 remain open to federal and state audit. As of September 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq Bank ETF	$157,932,764
First Trust Nasdaq Food & Beverage ETF	73,181,657
First Trust Nasdaq Oil & Gas ETF	89,707,082
First Trust Nasdaq Pharmaceuticals ETF	4,850,264
First Trust Nasdaq Semiconductor ETF	35,727,521
First Trust Nasdaq Transportation ETF	61,807,792
First Trust S-Network E-Commerce ETF	5,374,642
Emerging Markets Equity Select ETF	522,363
First Trust Bloomberg Shareholder Yield ETF	3,063,897
First Trust S&P 500 Diversified Dividend Aristocrats ETF	3,251,847
First Trust SMID Capital Strength ETF	3,135,922
Small Cap US Equity Select ETF	3,987,873
First Trust S-Network Streaming & Gaming ETF	283,171
During the taxable year ended March 31, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Nasdaq Oil & Gas ETF	$3,703,101
First Trust Nasdaq Pharmaceuticals ETF	238,003
Emerging Markets Equity Select ETF	1,227,743
First Trust S-Network Streaming & Gaming ETF	3,938
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended March 31, 2024, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust S-Network Streaming & Gaming ETF	$16,409	$—

As of September 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$96,495,538	$14,407,624	$(2,148,380)	$12,259,244
First Trust Nasdaq Food & Beverage ETF	35,227,048	1,620,595	(3,532,413)	(1,911,818)
First Trust Nasdaq Oil & Gas ETF	168,752,941	13,494,792	(11,325,929)	2,168,863
First Trust Nasdaq Pharmaceuticals ETF	17,377,837	2,079,038	(2,154,166)	(75,128)
First Trust Nasdaq Semiconductor ETF	1,155,715,979	315,976,142	(29,632,243)	286,343,899

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Transportation ETF	$31,165,543	$3,792,552	$(2,841,602)	$950,950
First Trust S-Network E-Commerce ETF	4,638,554	1,063,516	(542,983)	520,533
Emerging Markets Equity Select ETF	17,071,154	3,275,580	(704,299)	2,571,281
First Trust Bloomberg Shareholder Yield ETF	18,622,093	2,180,314	(194,231)	1,986,083
First Trust S&P 500 Diversified Dividend Aristocrats ETF	33,913,903	5,915,594	(363,562)	5,552,032
First Trust SMID Capital Strength ETF	19,483,564	1,938,028	(306,423)	1,631,605
Small Cap US Equity Select ETF	26,475,109	4,484,705	(1,737,600)	2,747,105
First Trust S-Network Streaming & Gaming ETF	4,672,931	987,645	(308,892)	678,753
First Trust Bloomberg R&D Leaders ETF	2,252,505	129,492	(51,079)	78,413
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Nasdaq Bank ETF	Nasdaq, Inc.
First Trust Nasdaq Food & Beverage ETF	Nasdaq, Inc.
First Trust Nasdaq Oil & Gas ETF	Nasdaq, Inc.
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq, Inc.
First Trust Nasdaq Semiconductor ETF	Nasdaq, Inc.
First Trust Nasdaq Transportation ETF	Nasdaq, Inc.
First Trust S-Network E-Commerce ETF	VettaFi LLC
Emerging Markets Equity Select ETF	Nitrogen Wealth, Inc.
First Trust Bloomberg Shareholder Yield ETF	Bloomberg Index Services Limited
First Trust S&P 500 Diversified Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust SMID Capital Strength ETF	Nasdaq, Inc.
Small Cap US Equity Select ETF	Nitrogen Wealth, Inc.
First Trust S-Network Streaming & Gaming ETF	VettaFi LLC
First Trust Bloomberg R&D Leaders ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
Breakpoints	ISHP	BNGE	RNEM
Fund net assets up to and including $2.5 billion	0.600%	0.7000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.6825%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.6650%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.6475%	0.69375%
Fund net assets greater than $10 billion	0.540%	0.6300%	0.67500%

Breakpoints	KNGZ
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For FTXO, FTXG, FTXN, FTXH, FTXL, FTXR, SHRY, FSCS, RNSC, and RND, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%
Fund net assets greater than $15 billion	0.510%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended September 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq Bank ETF	$11,877,897	$12,199,480
First Trust Nasdaq Food & Beverage ETF	3,974,090	4,105,711
First Trust Nasdaq Oil & Gas ETF	30,857,984	30,936,209
First Trust Nasdaq Pharmaceuticals ETF	2,461,886	2,481,953
First Trust Nasdaq Semiconductor ETF	169,920,861	167,024,701
First Trust Nasdaq Transportation ETF	5,222,661	5,278,547

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
	Purchases	Sales
First Trust S-Network E-Commerce ETF	$731,650	$732,060
Emerging Markets Equity Select ETF	5,429,322	5,310,671
First Trust Bloomberg Shareholder Yield ETF	16,135,521	16,140,791
First Trust S&P 500 Diversified Dividend Aristocrats ETF	5,385,323	5,397,855
First Trust SMID Capital Strength ETF	20,988,091	20,957,028
Small Cap US Equity Select ETF	10,600,807	10,512,724
First Trust S-Network Streaming & Gaming ETF	591,209	587,197
First Trust Bloomberg R&D Leaders ETF	61,680	62,528
For the period ended September 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq Bank ETF	$1,469,796	$14,410,386
First Trust Nasdaq Food & Beverage ETF	3,660,146	28,609,006
First Trust Nasdaq Oil & Gas ETF	9,155,198	39,054,128
First Trust Nasdaq Pharmaceuticals ETF	—	4,154,774
First Trust Nasdaq Semiconductor ETF	182,030,442	217,360,661
First Trust Nasdaq Transportation ETF	—	7,652,909
First Trust S-Network E-Commerce ETF	—	—
Emerging Markets Equity Select ETF	—	—
First Trust Bloomberg Shareholder Yield ETF	5,859,589	7,662,659
First Trust S&P 500 Diversified Dividend Aristocrats ETF	6,254,312	—
First Trust SMID Capital Strength ETF	14,712,741	12,886,694
Small Cap US Equity Select ETF	1,477,280	12,478,246
First Trust S-Network Streaming & Gaming ETF	1,172,315	1,138,722
First Trust Bloomberg R&D Leaders ETF	3,235,416	1,115,532
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2025 for all the Funds except SHRY and RND, March 4, 2026 for SHRY and April 26, 2026 for RND.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
Effective on or around December 4, 2024, the Small Cap US Equity Select ETF (RNSC) will change its name to First Trust SMID Growth Strength ETF (FSGS) and its Index to The SMID Growth Strength Index.

Other Information
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended September 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended September 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
First Trust S-Network E-Commerce ETF (ISHP)
First Trust S-Network Streaming & Gaming ETF (BNGE)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for ISHP was below the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for one or more periods ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to ISHP, the Board noted that during 2021, it approved changes to the Fund’s investment objective and, effective January 26, 2022, the Fund changed its name and ticker symbol and began tracking the S-Network Global E-Commerce Index, and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range and noted the Advisor’s discussion of ISHP’s correlation and tracking difference at the April 25, 2024 meeting. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of FTXL’s performance at the April 25, 2024 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
Emerging Markets Equity Select ETF (RNEM)
First Trust Bloomberg Shareholder Yield ETF (SHRY) (formerly, Large Cap US Equity Select ETF)
First Trust SMID Capital Strength ETF (FSCS) (formerly, Mid Cap US Equity Select ETF)
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Small Cap US Equity Select ETF (RNSC)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to SHRY, the Board noted that during 2023, it approved changes to the Fund’s investment objective and, effective March 4, 2024, the Fund changed its name and ticker symbol and began tracking the Bloomberg Shareholder Yield Index. With respect to FSCS, the Board noted that during 2024, it approved changes to the Fund’s

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
investment objective and, effective on or around June 10, 2024, the Fund will change its name and ticker symbol and begin tracking The SMID Capital Strength Index. With respect to KNGZ, the Board noted that during 2023, it approved changes to the Fund’s investment objective and, effective October 3, 2023, the Fund changed its name and ticker symbol and began tracking the S&P 500 Sector-Neutral Dividend Aristocrats Index, and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust SMID Capital Strength ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index, Nasdaq US Smart TransportationTM Index and The SMID Capital Strength Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2024 (Unaudited)
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.
Emerging Markets Equity Select ETF
Small Cap US Equity Select ETF
Nasdaq Riskalyze Emerging MarketsTM Index and Nasdaq Riskalyze US Small CapTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Funds. Nasdaq Riskalyze Emerging MarketsTM Index and Nasdaq Riskalyze US Small CapTM Index (“Riskalyze Indexes”) are products of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE EMERGING MARKETSTM INDEX and NASDAQ RISKALYZE US SMALL CAPTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
First Trust Bloomberg Shareholder Yield ETF
First Trust Bloomberg R&D Leaders ETF
“Bloomberg®”, Bloomberg Shareholder Yield Index and Bloomberg R&D Leaders Select Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
S&P 500® Sector-Neutral Dividend Aristocrats Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended September 30, 2024

First Trust Exchange-Traded Fund VI

First Trust Indxx Medical Devices ETF (MDEV)

Table of Contents
First Trust Indxx Medical Devices ETF (MDEV)
Semi-Annual Financial Statements and Other Information
September 30, 2024
Performance and Risk Disclosure
There is no assurance that First Trust Indxx Medical Devices ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Biotechnology — 1.7%
855	Exact Sciences Corp. (b)	$58,243
	Health Care Equipment & Supplies — 75.9%
571	Abbott Laboratories	65,100
766	Alcon, Inc. (CHF)	76,315
198	Align Technology, Inc. (b)	50,355
1,546	Baxter International, Inc.	58,702
265	Becton Dickinson & Co.	63,891
561	BioMerieux (EUR)	67,194
916	Boston Scientific Corp. (b)	76,761
573	Carl Zeiss Meditec AG (EUR)	45,382
301	Cochlear Ltd. (AUD)	58,702
482	Coloplast A/S, Class B (DKK)	62,980
667	Cooper (The) Cos., Inc. (b)	73,597
1,372	Demant A/S (DKK) (b)	53,597
458	Dexcom, Inc. (b)	30,704
691	Edwards Lifesciences Corp. (b)	45,599
3,999	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	88,285
723	GE HealthCare Technologies, Inc.	67,853
1,207	Globus Medical, Inc., Class A (b)	86,349
806	Hologic, Inc. (b)	65,657
594	Hoya Corp. (JPY)	81,769
356	Insulet Corp. (b)	82,859
162	Intuitive Surgical, Inc. (b)	79,586
3,103	Koninklijke Philips N.V. (EUR) (c)	101,620
452	Masimo Corp. (b)	60,265
778	Medtronic PLC	70,043
4,440	Olympus Corp. (JPY)	83,981
287	Penumbra, Inc. (b)	55,767
335	ResMed, Inc.	81,780
1,098	Siemens Healthineers AG (EUR) (d) (e)	65,830
5,216	Smith & Nephew PLC (GBP)	80,754
221	Sonova Holding AG (CHF)	79,329
306	STERIS PLC	74,217
410	Straumann Holding AG (CHF)	66,973
182	Stryker Corp.	65,749
3,834	Sysmex Corp. (JPY)	75,413
291	Teleflex, Inc.	71,970
3,660	Terumo Corp. (JPY)	68,756
501	Zimmer Biomet Holdings, Inc.	54,083
		2,537,767
	Health Care Providers & Services — 1.6%
1,867	Amplifon S.p.A. (EUR)	53,640
Shares	Description	Value

	Life Sciences Tools & Services — 20.6%
443	Agilent Technologies, Inc.	$65,777
208	Bio-Rad Laboratories, Inc., Class A (b)	69,593
260	Danaher Corp.	72,285
49	Mettler-Toledo International, Inc. (b)	73,485
602	Revvity, Inc.	76,904
229	Sartorius Stedim Biotech (EUR)	47,860
108	Thermo Fisher Scientific, Inc.	66,805
193	Waters Corp. (b)	69,459
164	West Pharmaceutical Services, Inc.	49,226
13,878	WuXi AppTec Co., Ltd., Class H (HKD) (d) (e)	97,473
		688,867
	Total Common Stocks	3,338,517
	(Cost $3,234,122)
MONEY MARKET FUNDS — 0.1%
5,352	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (f)	5,352
	(Cost $5,352)

	Total Investments — 99.9%	3,343,869
	(Cost $3,239,474)
	Net Other Assets and Liabilities — 0.1%	1,869
	Net Assets — 100.0%	$3,345,738

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Non-income producing security which makes payment-in- kind distributions.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of September 30, 2024.

See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	59.4%
EUR	11.4
JPY	9.3
CHF	6.7
DKK	3.5
HKD	2.9
NZD	2.6
GBP	2.4
AUD	1.8
Total	100.0%

Country Allocation†	% of Net Assets
United States	55.1%
Japan	9.3
Switzerland	6.7
Ireland	4.3
Denmark	3.5
France	3.4
Germany	3.3
Netherlands	3.0
China	2.9
New Zealand	2.6
United Kingdom	2.4
Australia	1.8
Italy	1.6
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,338,517	$ 3,338,517	$ —	$ —
Money Market Funds	5,352	5,352	—	—
Total Investments	$3,343,869	$3,343,869	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Statement of Assets and Liabilities
September 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$3,343,869
Receivables:
Dividends	2,655
Reclaims	1,085
Total Assets	3,347,609

LIABILITIES:
Investment advisory fees payable	1,871
Total Liabilities	1,871
NET ASSETS	$3,345,738

NET ASSETS consist of:
Paid-in capital	$3,686,245
Par value	1,500
Accumulated distributable earnings (loss)	(342,007)
NET ASSETS	$3,345,738
NET ASSET VALUE, per share	$22.30
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	150,002
Investments, at cost	$3,239,474
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Statement of Operations
For the Six Months Ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$13,465
Foreign withholding tax	(891)
Total investment income	12,574

EXPENSES:
Investment advisory fees	10,856
Total expenses	10,856
NET INVESTMENT INCOME (LOSS)	1,718

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(32,059)
Foreign currency transactions	(87)
Net realized gain (loss)	(32,146)
Net increase from payment by the advisor	1,328
Net change in unrealized appreciation (depreciation) on:
Investments	176,946
Foreign currency translation	54
Net change in unrealized appreciation (depreciation)	177,000
NET REALIZED AND UNREALIZED GAIN (LOSS)	146,182
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$147,900
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Statements of Changes in Net Assets

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended 3/31/2024
OPERATIONS:
Net investment income (loss)	$1,718	$(513)
Net realized gain (loss)	(32,146)	(223,720)
Net increase from payment by the advisor	1,328	—
Net change in unrealized appreciation (depreciation)	177,000	531,212
Net increase (decrease) in net assets resulting from operations	147,900	306,979

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	851,384
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	—	851,384
Total increase (decrease) in net assets	147,900	1,158,363

NET ASSETS:
Beginning of period	3,197,838	2,039,475
End of period	$3,345,738	$3,197,838

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,002	100,002
Shares sold	—	50,000
Shares redeemed	—	—
Shares outstanding, end of period	150,002	150,002
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 9/30/2024 (Unaudited)	Year Ended March 31,		Period Ended 3/31/2022 (a)
		2024	2023
Net asset value, beginning of period	$21.32	$20.39	$22.42	$25.17
Income from investment operations:
Net investment income (loss)	0.01 (b)	(0.00) (b) (c)	0.01	(0.46)
Net realized and unrealized gain (loss)	0.97 (d)	0.93	(2.04)	(2.29)
Total from investment operations	0.98	0.93	(2.03)	(2.75)
Net asset value, end of period	$22.30	$21.32	$20.39	$22.42
Total return (e)	4.60% (d)	4.56%	(9.05)%	(10.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,346	$3,198	$2,039	$2,242
Ratio of total expenses to average net assets	0.70% (f)	0.70%	0.70%	0.70% (f)
Ratio of net investment income (loss) to average net assets	0.11% (f)	(0.02)%	0.04%	(0.36)% (f)
Portfolio turnover rate (g)	11%	17%	22%	13%

(a)	Inception date is June 22, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)	The Fund received a payment from the advisor in the amount of $1,328, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Indxx Medical Devices ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “MDEV” on the CBOE BZX Exchange, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The investment objective of the Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Medical Devices Index (the “Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2024 (Unaudited)
not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s corresponding index could result in a difference between the Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of September 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended March 31, 2024.

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2024 (Unaudited)
As of March 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(348,798)
Net unrealized appreciation (depreciation)	(141,109)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, and 2024 remain open to federal and state audit. As of September 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2024, for federal income tax purposes, the Fund had $348,798 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended March 31, 2024, the Fund had no net late year ordinary or capital losses.
As of September 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,239,474	$380,805	$(276,410)	$104,395
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into a license agreement with Indxx, Inc. (the “Licensor”), for the Fund. The license agreement allows for the use by First Trust of the Fund’s index and of certain trademarks and trade names of the Licensor. The Fund is a sub-licensee to the applicable agreement.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust, on behalf of the Fund, and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2024 (Unaudited)
Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), expenses associated with short sales transactions and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion	0.6300%
For the six months ended September 30, 2024, the Fund received a payment from the Advisor in the amount of $1,328 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $336,231 and $332,265, respectively.
For the six months ended September 30, 2024, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2024 (Unaudited)
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended September 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended September 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the First Trust Indxx Medical Devices ETF (the “Fund”). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board

Other Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2024 (Unaudited)
the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information for the one-year period ended December 31, 2023 regarding the performance of the Fund’s underlying index, the correlation between the Fund’s performance and that of its underlying index, the Fund’s tracking difference and the Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that the Fund was correlated to its underlying index and that the tracking difference for the Fund was within a reasonable range and noted the Advisor’s discussion of the Fund’s correlation at the April 25, 2024 meeting. In addition, the Board reviewed data prepared by Broadridge comparing the Fund’s performance to that of the Performance Universe and to that of a broad-based benchmark index. However, given the Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2023 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their

Other Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2024 (Unaudited)
exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

[Not applicable to the Registrant.]/OR [include required information from Form N-CSR if applicable]

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Registrant’s Semi-annual Report filed under Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2022 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 9, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 9, 2024

* Print the name and title of each signing officer under his or her signature.